United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2020

Date of reporting period: March 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 94.11%
Investment Companies - 1.46%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%A B C	15,957,067	$15,957,067

	Principal Amount
U.S. Treasury Obligations - 92.65%
U.S. Treasury Bills,
1.641%, Due 4/2/2020	$55,000,000	54,999,999
1.351%, Due 4/9/2020A	80,000,000	79,998,418
1.353%, Due 4/23/2020	60,000,000	59,998,845
1.329%, Due 5/7/2020	60,000,000	59,996,175
1.197%, Due 5/14/2020A	96,000,000	95,991,113
0.373%, Due 6/4/2020A	31,500,000	31,495,940
0.786%, Due 6/4/2020	65,000,000	64,991,622
1.541%, Due 6/18/2020	65,000,000	64,986,938
1.025%, Due 7/16/2020A	93,000,000	92,978,435
1.047%, Due 7/23/2020A	87,000,000	86,977,812
1.083%, Due 8/6/2020A	98,000,000	97,970,528
0.543%, Due 8/27/2020	60,000,000	59,977,738
0.179%, Due 9/3/2020A	34,000,000	33,985,873
0.030%, Due 9/10/2020	75,000,000	74,961,525
0.003%, Due 9/24/2020A	55,000,000	54,974,724

		1,014,285,685

Total Short-Term Investments (Cost $1,028,292,394)		1,030,242,752

TOTAL INVESTMENTS - 94.11% (Cost $1,028,292,394)		1,030,242,752
OTHER ASSETS, NET OF LIABILITIES - 5.89%		64,523,198

TOTAL NET ASSETS - 100.00%		$1,094,765,950

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.
D	Fair valued pursuant to procedures approved by the Board of Trustees.

Long Futures Contracts Open on March 31, 2020:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Gold 100oz FuturesA	125	June 2020	$20,560,547	$19,957,500	$(603,047)
KC Hard Red Winter Wheat FuturesA	105	May 2020	2,595,069	2,588,250	(6,819)
KC Hard Red Winter Wheat FuturesA	46	July 2020	1,133,610	1,148,850	15,240
LME Copper FuturesA	107	April 2020	15,893,909	13,223,194	(2,670,715)
LME Copper FuturesA	234	May 2020	30,512,573	28,937,025	(1,575,548)
LME Lead FuturesA	70	April 2020	2,945,265	3,043,687	98,422
LME Nickel FuturesA	68	April 2020	5,072,708	4,668,744	(403,964)
LME Nickel FuturesA	31	May 2020	2,139,973	2,132,398	(7,575)
LME Primary Aluminum FuturesA	1,163	April 2020	48,293,679	43,656,112	(4,637,567)
LME Zinc FuturesA	122	April 2020	5,625,736	5,788,138	162,402

			$134,773,069	$125,143,898	$(9,629,171)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures	360	June 2020	$36,307,709	$35,673,119	$(634,590)

			$36,307,709	$35,673,119	$(634,590)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	31	December 2022	$8,575,487	$8,574,395	$(1,092)
90-Day Eurodollar Futures	521	June 2021	129,815,640	129,872,275	56,635
90-Day Eurodollar Futures	384	March 2022	95,599,833	95,668,800	68,967
90-Day Eurodollar Futures	343	December 2022	85,262,525	85,346,976	84,451
90-Day Sterling Futures	1,382	June 2021	213,898,739	213,887,170	(11,569)
90-Day Sterling Futures	1,125	March 2022	174,045,774	174,015,333	(30,441)
Australian 10-Year Bond Futures	110	June 2020	10,159,636	10,190,475	30,839
Australian 3-Year Bond Futures	1,339	June 2020	96,235,750	96,453,246	217,496
Euro-Buxl Futures	16	June 2020	3,842,976	3,703,977	(138,999)
U.S. Long Bond Futures	77	June 2020	12,960,212	13,787,812	827,600
U.S. Treasury 10-Year Note Futures	235	June 2020	31,615,019	32,591,562	976,543
U.S. Treasury 2-Year Note Futures	326	June 2020	71,016,121	71,844,796	828,675
U.S. Treasury 5-Year Note Futures	313	June 2020	38,192,921	39,237,485	1,044,564
U.S. Ultra Bond Futures	26	June 2020	5,351,835	5,768,751	416,916

			$976,572,468	$980,943,053	$4,370,585

Short Futures Contracts Open on March 31, 2020:

Commodity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	118	April 2020	$(3,711,869)	$(3,109,300)	$602,569
Cocoa FuturesA	146	May 2020	(3,327,987)	(3,283,540)	44,447
Cocoa FuturesA	16	July 2020	(362,994)	(361,440)	1,554
Coffee FuturesA	6	May 2020	(241,196)	(268,988)	(27,792)
Corn FuturesA	962	May 2020	(17,640,139)	(16,390,075)	1,250,064
Gasoline RBOB FuturesA	66	April 2020	(1,535,868)	(1,642,964)	(107,096)
Henry Hub Natural Gas FuturesA D	64	October 2020	(410,611)	(367,200)	43,411
Henry Hub Natural Gas FuturesA D	64	November 2020	(410,612)	(418,400)	(7,788)
Henry Hub Natural Gas FuturesA D	64	December 2020	(410,611)	(438,239)	(27,628)
Henry Hub Natural Gas FuturesA D	64	January 2021	(410,612)	(432,960)	(22,348)
Henry Hub Natural Gas FuturesA D	64	February 2021	(410,612)	(416,640)	(6,028)
Henry Hub Natural Gas FuturesA D	96	March 2021	(542,537)	(566,160)	(23,623)
Henry Hub Natural Gas FuturesA D	96	April 2021	(542,537)	(559,200)	(16,663)
Henry Hub Natural Gas FuturesA D	96	May 2021	(542,537)	(568,080)	(25,543)
Henry Hub Natural Gas FuturesA D	96	June 2021	(542,537)	(578,400)	(35,863)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Henry Hub Natural Gas FuturesA D	96	July 2021	$(542,537)	$(578,400)	$(35,863)
Henry Hub Natural Gas FuturesA D	96	August 2021	(542,537)	(574,080)	(31,543)
Henry Hub Natural Gas FuturesA D	96	September 2021	(542,537)	(579,120)	(36,583)
LME Copper FuturesA	107	April 2020	(15,309,143)	(13,223,193)	2,085,950
LME Copper FuturesA	299	May 2020	(42,238,461)	(36,975,087)	5,263,374
LME Copper FuturesA	155	May 2020	(9,756,276)	(8,633,500)	1,122,776
LME Copper FuturesA	10	June 2020	(1,195,086)	(1,237,688)	(42,602)
LME Lead FuturesA	91	April 2020	(4,230,192)	(3,956,794)	273,398
LME Lead FuturesA	50	May 2020	(2,313,107)	(2,178,750)	134,357
LME Lead FuturesA	14	June 2020	(620,724)	(609,875)	10,849
LME Nickel FuturesA	68	April 2020	(5,302,287)	(4,668,744)	633,543
LME Nickel FuturesA	89	May 2020	(6,923,449)	(6,122,043)	801,406
LME Nickel FuturesA	5	June 2020	(338,717)	(344,385)	(5,668)
LME Primary Aluminum FuturesA	1,497	April 2020	(65,314,525)	(56,193,638)	9,120,887
LME Primary Aluminum FuturesA	155	May 2020	(6,622,114)	(5,867,719)	754,395
LME Primary Aluminum FuturesA	33	June 2020	(1,271,174)	(1,256,063)	15,111
LME Zinc FuturesA	279	April 2020	(15,687,927)	(13,236,806)	2,451,121
LME Zinc FuturesA	23	May 2020	(1,231,977)	(1,093,938)	138,039
LME Zinc FuturesA	16	June 2020	(808,767)	(761,900)	46,867
Low Sulphur Gasoil FuturesA	83	April 2020	(3,728,526)	(2,429,825)	1,298,701
Low Sulphur Gasoil FuturesA	16	May 2020	(483,056)	(471,600)	11,456
Natural Gas FuturesA	1,168	April 2020	(19,669,026)	(19,155,200)	513,826
NY Harbor ULSD FuturesA	73	April 2020	(3,276,015)	(3,070,599)	205,416
Silver FuturesA	124	May 2020	(9,203,102)	(8,776,720)	426,382
Soybean FuturesA	458	May 2020	(20,178,331)	(20,289,400)	(111,069)
Sugar #11 World FuturesA	701	April 2020	(8,871,284)	(8,180,950)	690,334
Sugar #11 World FuturesA	28	June 2020	(343,631)	(329,280)	14,351
WTI Crude FuturesA	156	April 2020	(4,820,514)	(3,194,880)	1,625,634

			$(282,408,281)	$(253,391,763)	$29,016,518

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar Currency Futures	707	June 2020	$(46,223,490)	$(43,431,010)	$2,792,480
British Pound Currency Futures	524	June 2020	(41,101,671)	(40,793,400)	308,271
Canadian Dollar Currency Futures	684	June 2020	(49,936,789)	(48,594,780)	1,342,009
Euro Currency Futures	799	June 2020	(108,570,926)	(110,356,881)	(1,785,955)
Japanese Yen Currency Futures	465	June 2020	(52,771,539)	(54,169,594)	(1,398,055)
Mexican Peso Futures	413	June 2020	(9,139,463)	(8,654,415)	485,048
New Zealand Dollar Currency Futures	327	June 2020	(20,551,948)	(19,453,230)	1,098,718
Swiss Franc Currency Futures	88	June 2020	(11,265,768)	(11,458,700)	(192,932)

			$(339,561,594)	$(336,912,010)	$2,649,584

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	25	April 2020	$(2,303,511)	$(2,661,737)	$(358,226)
DAX Index Futures	23	June 2020	(5,602,664)	(6,283,012)	(680,348)
Euro Stoxx 50 Index Futures	202	June 2020	(5,346,024)	(6,119,922)	(773,898)
FTSE 100 Index Futures	88	June 2020	(5,644,820)	(6,159,873)	(515,053)
FTSE/JSE Top 40 Index Futures	412	June 2020	(8,561,135)	(9,453,736)	(892,601)
Hang Seng China Enterprises Index Futures	135	April 2020	(8,319,802)	(8,387,927)	(68,125)
Hang Seng Index Futures	69	April 2020	(10,528,141)	(10,555,480)	(27,339)
Mini MSCI EAFE Index Futures	77	June 2020	(5,445,145)	(6,003,305)	(558,160)
Mini MSCI Emerging Markets Index Futures	132	June 2020	(5,200,920)	(5,563,140)	(362,220)
MSCI Taiwan Stock Index Futures	160	April 2020	(5,970,902)	(5,936,000)	34,902
NASDAQ 100 E-Mini Futures	40	June 2020	(5,814,429)	(6,229,000)	(414,571)
Nikkei 225 (SGX) Futures	76	June 2020	(6,461,057)	(6,644,037)	(182,980)
OMXS30 Index Futures	198	April 2020	(2,714,516)	(2,962,229)	(247,713)
Russell 2000 E-Mini Index Futures	131	June 2020	(7,144,262)	(7,516,780)	(372,518)
S&P 500 E-Mini Index Futures	89	June 2020	(10,680,758)	(11,435,165)	(754,407)
S&P/TSX 60 Index Futures	48	June 2020	(4,901,143)	(5,554,125)	(652,982)
SPI 200 Futures	96	June 2020	(7,416,485)	(7,542,110)	(125,625)
TOPIX Index Futures	60	June 2020	(7,611,472)	(7,828,877)	(217,405)

			$(115,667,186)	$(122,836,455)	$(7,169,269)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Interest Rate Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	42	June 2021	$(11,627,516)	$(11,627,345)	$171
3-Month Euro Euribor Futures	32	March 2022	(8,853,108)	(8,855,841)	(2,733)
Euro-Bobl Futures	251	June 2020	(37,161,617)	(37,429,881)	(268,264)
Euro-Bund Futures	55	June 2020	(10,360,769)	(10,464,365)	(103,596)
Euro-Schatz Futures	404	June 2020	(49,938,151)	(49,988,651)	(50,500)
Japanese 10-Year Government Bond Futures	51	June 2020	(71,923,562)	(72,365,217)	(441,655)
Long GILT Futures	5	June 2020	(838,626)	(845,808)	(7,182)

			$(190,703,349)	$(191,577,108)	$(873,759)

Forward Foreign Currency Contracts Open on March 31, 2020:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	164,320	USD	164,744	4/8/2020	DUB	$—	$(424)	$(424)
TWD	165,469	USD	167,315	4/8/2020	DUB	—	(1,846)	(1,846)
TWD	165,469	USD	167,412	4/8/2020	DUB	—	(1,943)	(1,943)
KRW	246,480	USD	243,015	4/8/2020	DUB	3,465	—	3,465
TWD	248,204	USD	251,118	4/8/2020	DUB	—	(2,914)	(2,914)
TWD	248,204	USD	251,153	4/8/2020	DUB	—	(2,949)	(2,949)
INR	297,260	USD	301,176	4/8/2020	DUB	—	(3,916)	(3,916)
KRW	301,254	USD	287,814	4/8/2020	DUB	13,440	—	13,440
KRW	328,640	USD	327,270	4/8/2020	DUB	1,370	—	1,370
KRW	328,640	USD	323,097	4/8/2020	DUB	5,543	—	5,543
TWD	330,939	USD	334,616	4/8/2020	DUB	—	(3,677)	(3,677)
TWD	413,673	USD	419,069	4/8/2020	DUB	—	(5,396)	(5,396)
TWD	496,408	USD	502,799	4/8/2020	DUB	—	(6,391)	(6,391)
TWD	496,408	USD	503,220	4/8/2020	DUB	—	(6,812)	(6,812)
KRW	541,968	USD	525,302	4/8/2020	DUB	16,666	—	16,666
KRW	575,121	USD	573,024	4/8/2020	DUB	2,097	—	2,097
KRW	575,121	USD	565,381	4/8/2020	DUB	9,740	—	9,740
TWD	579,143	USD	586,912	4/8/2020	DUB	—	(7,769)	(7,769)
KRW	657,281	USD	654,317	4/8/2020	DUB	2,964	—	2,964
KRW	657,281	USD	645,714	4/8/2020	DUB	11,567	—	11,567
TWD	661,878	USD	670,489	4/8/2020	DUB	—	(8,611)	(8,611)
KRW	739,441	USD	727,208	4/8/2020	DUB	12,233	—	12,233
KRW	772,593	USD	742,826	4/8/2020	DUB	29,767	—	29,767
KRW	848,988	USD	820,041	4/8/2020	DUB	28,947	—	28,947
KRW	875,184	USD	829,752	4/8/2020	DUB	45,432	—	45,432
KRW	897,510	USD	850,967	4/8/2020	DUB	46,543	—	46,543
KRW	897,510	USD	849,774	4/8/2020	DUB	47,736	—	47,736
KRW	903,761	USD	887,326	4/8/2020	DUB	16,435	—	16,435
KRW	903,761	USD	891,701	4/8/2020	DUB	12,060	—	12,060
KRW	968,316	USD	919,380	4/8/2020	DUB	48,936	—	48,936
KRW	1,003,527	USD	951,363	4/8/2020	DUB	52,164	—	52,164
KRW	1,044,298	USD	998,250	4/8/2020	DUB	46,048	—	46,048
KRW	1,068,081	USD	1,068,569	4/8/2020	DUB	—	(488)	(488)
KRW	1,068,081	USD	1,066,045	4/8/2020	DUB	2,036	—	2,036
KRW	1,073,950	USD	1,018,532	4/8/2020	DUB	55,418	—	55,418
KRW	1,073,950	USD	1,025,550	4/8/2020	DUB	48,400	—	48,400
KRW	1,106,745	USD	1,055,760	4/8/2020	DUB	50,985	—	50,985
KRW	1,176,441	USD	1,124,459	4/8/2020	DUB	51,982	—	51,982
KRW	1,232,402	USD	1,228,743	4/8/2020	DUB	3,659	—	3,659
KRW	1,287,175	USD	1,243,179	4/8/2020	DUB	43,996	—	43,996
KRW	1,330,211	USD	1,272,566	4/8/2020	DUB	57,645	—	57,645
PHP	1,818,133	USD	1,802,416	4/8/2020	DUB	15,717	—	15,717
INR	22,393,606	USD	22,779,809	4/8/2020	DUB	—	(386,203)	(386,203)
USD	25,171,375	KRW	24,648,032	4/8/2020	DUB	523,343	—	523,343
USD	3,479,121	INR	3,401,978	4/8/2020	DUB	77,143	—	77,143
USD	2,812,462	INR	2,731,079	4/8/2020	DUB	81,383	—	81,383
USD	2,418,698	INR	2,353,310	4/8/2020	DUB	65,388	—	65,388
USD	2,186,488	INR	2,124,172	4/8/2020	DUB	62,316	—	62,316
USD	2,126,696	INR	2,080,822	4/8/2020	DUB	45,874	—	45,874
USD	1,887,861	INR	1,849,619	4/8/2020	DUB	38,242	—	38,242
USD	1,791,146	INR	1,750,533	4/8/2020	DUB	40,613	—	40,613
USD	1,172,121	INR	1,156,012	4/8/2020	DUB	16,109	—	16,109
USD	1,177,579	INR	1,156,012	4/8/2020	DUB	21,567	—	21,567
USD	1,084,800	INR	1,056,925	4/8/2020	DUB	27,875	—	27,875
USD	1,008,684	PHP	1,031,913	4/8/2020	DUB	—	(23,229)	(23,229)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,000,166	TWD	992,816	4/8/2020	DUB	$7,350	$—	$7,350
USD	981,866	INR	957,839	4/8/2020	DUB	24,027	—	24,027
USD	947,942	INR	924,810	4/8/2020	DUB	23,132	—	23,132
USD	833,917	TWD	827,347	4/8/2020	DUB	6,570	—	6,570
USD	778,695	PHP	786,220	4/8/2020	DUB	—	(7,525)	(7,525)
USD	668,091	TWD	661,877	4/8/2020	DUB	6,214	—	6,214
USD	637,832	INR	627,549	4/8/2020	DUB	10,283	—	10,283
USD	534,703	INR	520,205	4/8/2020	DUB	14,498	—	14,498
USD	500,768	TWD	496,408	4/8/2020	DUB	4,360	—	4,360
USD	165,191	TWD	165,469	4/8/2020	DUB	—	(278)	(278)
USD	165,324	TWD	165,469	4/8/2020	DUB	—	(145)	(145)
USD	166,928	TWD	165,469	4/8/2020	DUB	1,459	—	1,459
USD	82,596	TWD	82,735	4/8/2020	DUB	—	(139)	(139)
USD	83,161	TWD	82,735	4/8/2020	DUB	426	—	426
USD	83,466	TWD	82,735	4/8/2020	DUB	731	—	731
USD	83,457	TWD	82,735	4/8/2020	DUB	722	—	722
INR	759,264	USD	759,256	4/13/2020	DUB	8	—	8
INR	1,155,402	USD	1,160,616	4/13/2020	DUB	—	(5,214)	(5,214)
INR	1,287,447	USD	1,283,469	4/13/2020	DUB	3,978	—	3,978
USD	1,374,179	INR	1,353,470	4/13/2020	DUB	20,709	—	20,709
USD	1,211,175	INR	1,188,413	4/13/2020	DUB	22,762	—	22,762
USD	668,683	INR	660,229	4/13/2020	DUB	8,454	—	8,454
PHP	4,911,683	USD	4,918,742	4/15/2020	DUB	—	(7,059)	(7,059)
PHP	9,823,367	USD	9,814,314	4/15/2020	DUB	9,053	—	9,053
PHP	10,412,769	USD	10,486,121	4/15/2020	DUB	—	(73,352)	(73,352)
USD	2,282,664	PHP	2,324,863	4/15/2020	DUB	—	(42,199)	(42,199)
USD	2,076,894	PHP	2,112,024	4/15/2020	DUB	—	(35,130)	(35,130)
USD	1,951,936	PHP	1,987,215	4/15/2020	DUB	—	(35,279)	(35,279)
USD	1,741,057	PHP	1,800,950	4/15/2020	DUB	—	(59,893)	(59,893)
USD	1,684,960	PHP	1,719,089	4/15/2020	DUB	—	(34,129)	(34,129)
USD	1,407,874	PHP	1,436,667	4/15/2020	DUB	—	(28,793)	(28,793)
USD	1,251,087	PHP	1,282,695	4/15/2020	DUB	—	(31,608)	(31,608)
USD	1,098,166	PHP	1,129,687	4/15/2020	DUB	—	(31,521)	(31,521)
USD	1,092,601	PHP	1,119,776	4/15/2020	DUB	—	(27,175)	(27,175)
USD	1,055,338	PHP	1,080,570	4/15/2020	DUB	—	(25,232)	(25,232)
USD	910,992	PHP	933,220	4/15/2020	DUB	—	(22,228)	(22,228)
USD	817,465	PHP	834,986	4/15/2020	DUB	—	(17,521)	(17,521)
USD	832,990	PHP	834,986	4/15/2020	DUB	—	(1,996)	(1,996)
USD	808,443	PHP	829,329	4/15/2020	DUB	—	(20,886)	(20,886)
USD	776,245	PHP	795,780	4/15/2020	DUB	—	(19,535)	(19,535)
USD	774,728	PHP	785,869	4/15/2020	DUB	—	(11,141)	(11,141)
USD	757,576	PHP	773,590	4/15/2020	DUB	—	(16,014)	(16,014)
USD	722,434	PHP	746,576	4/15/2020	DUB	—	(24,142)	(24,142)
USD	655,893	PHP	677,812	4/15/2020	DUB	—	(21,919)	(21,919)
USD	483,465	PHP	491,168	4/15/2020	DUB	—	(7,703)	(7,703)
USD	460,014	PHP	468,627	4/15/2020	DUB	—	(8,613)	(8,613)
USD	417,429	PHP	425,679	4/15/2020	DUB	—	(8,250)	(8,250)
USD	299,987	PHP	311,073	4/15/2020	DUB	—	(11,086)	(11,086)
USD	241,462	PHP	245,584	4/15/2020	DUB	—	(4,122)	(4,122)
USD	8,438,413	KRW	8,429,162	4/16/2020	DUB	9,251	—	9,251
KRW	82,196	USD	78,745	4/22/2020	DUB	3,451	—	3,451
KRW	82,196	USD	78,343	4/22/2020	DUB	3,853	—	3,853
KRW	82,196	USD	81,495	4/22/2020	DUB	701	—	701
INR	98,925	USD	97,530	4/22/2020	DUB	1,395	—	1,395
KRW	164,392	USD	163,447	4/22/2020	DUB	945	—	945
KRW	164,392	USD	163,479	4/22/2020	DUB	913	—	913
TWD	165,621	USD	168,056	4/22/2020	DUB	—	(2,435)	(2,435)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	226,742	USD	223,304	4/22/2020	DUB	$3,438	$—	$3,438
KRW	246,588	USD	245,225	4/22/2020	DUB	1,363	—	1,363
KRW	410,979	USD	398,678	4/22/2020	DUB	12,301	—	12,301
INR	527,601	USD	526,544	4/22/2020	DUB	1,057	—	1,057
INR	527,601	USD	525,141	4/22/2020	DUB	2,460	—	2,460
INR	626,527	USD	618,111	4/22/2020	DUB	8,416	—	8,416
KRW	657,567	USD	640,467	4/22/2020	DUB	17,100	—	17,100
INR	659,502	USD	647,811	4/22/2020	DUB	11,691	—	11,691
INR	692,477	USD	687,319	4/22/2020	DUB	5,158	—	5,158
INR	725,452	USD	717,325	4/22/2020	DUB	8,127	—	8,127
INR	795,486	USD	784,311	4/22/2020	DUB	11,175	—	11,175
KRW	986,351	USD	967,547	4/22/2020	DUB	18,804	—	18,804
INR	1,121,153	USD	1,102,579	4/22/2020	DUB	18,574	—	18,574
KRW	1,232,938	USD	1,197,652	4/22/2020	DUB	35,286	—	35,286
KRW	1,685,016	USD	1,631,088	4/22/2020	DUB	53,928	—	53,928
INR	1,879,580	USD	1,878,461	4/22/2020	DUB	1,119	—	1,119
KRW	1,972,701	USD	1,902,215	4/22/2020	DUB	70,486	—	70,486
KRW	2,424,778	USD	2,348,445	4/22/2020	DUB	76,333	—	76,333
TWD	2,649,942	USD	2,650,105	4/22/2020	DUB	—	(163)	(163)
USD	34,030,586	KRW	33,618,115	4/22/2020	DUB	412,471	—	412,471
USD	22,695,928	INR	22,357,106	4/22/2020	DUB	338,822	—	338,822
USD	1,414,075	TWD	1,407,782	4/22/2020	DUB	6,293	—	6,293
USD	1,238,768	TWD	1,242,160	4/22/2020	DUB	—	(3,392)	(3,392)
USD	1,162,559	TWD	1,159,350	4/22/2020	DUB	3,209	—	3,209
USD	1,156,987	TWD	1,159,350	4/22/2020	DUB	—	(2,363)	(2,363)
USD	1,002,975	TWD	993,728	4/22/2020	DUB	9,247	—	9,247
USD	997,971	TWD	993,728	4/22/2020	DUB	4,243	—	4,243
USD	914,503	TWD	910,918	4/22/2020	DUB	3,585	—	3,585
USD	832,279	TWD	828,107	4/22/2020	DUB	4,172	—	4,172
USD	825,928	TWD	828,107	4/22/2020	DUB	—	(2,179)	(2,179)
USD	666,987	TWD	662,485	4/22/2020	DUB	4,502	—	4,502
USD	583,141	TWD	579,675	4/22/2020	DUB	3,466	—	3,466
USD	498,985	TWD	496,864	4/22/2020	DUB	2,121	—	2,121
USD	495,425	TWD	496,864	4/22/2020	DUB	—	(1,439)	(1,439)
USD	416,843	TWD	414,053	4/22/2020	DUB	2,790	—	2,790
USD	417,487	TWD	414,053	4/22/2020	DUB	3,434	—	3,434
USD	405,860	KRW	410,979	4/22/2020	DUB	—	(5,119)	(5,119)
USD	333,228	TWD	331,243	4/22/2020	DUB	1,985	—	1,985
USD	334,147	TWD	331,243	4/22/2020	DUB	2,904	—	2,904
USD	267,831	INR	263,801	4/22/2020	DUB	4,030	—	4,030
USD	250,113	TWD	248,432	4/22/2020	DUB	1,681	—	1,681
USD	249,684	TWD	248,432	4/22/2020	DUB	1,252	—	1,252
USD	248,315	TWD	248,432	4/22/2020	DUB	—	(117)	(117)
USD	167,235	TWD	165,621	4/22/2020	DUB	1,614	—	1,614
USD	167,140	TWD	165,621	4/22/2020	DUB	1,519	—	1,519
USD	83,216	TWD	82,811	4/22/2020	DUB	405	—	405
USD	83,206	TWD	82,811	4/22/2020	DUB	395	—	395
USD	83,356	TWD	82,811	4/22/2020	DUB	545	—	545
USD	83,373	TWD	82,811	4/22/2020	DUB	562	—	562
USD	83,176	TWD	82,811	4/22/2020	DUB	365	—	365
USD	83,242	TWD	82,811	4/22/2020	DUB	431	—	431
PHP	833,463	USD	829,576	5/6/2020	DUB	3,887	—	3,887
USD	1,311,196	KRW	1,315,724	5/6/2020	DUB	—	(4,528)	(4,528)
USD	817,100	INR	822,983	5/6/2020	DUB	—	(5,883)	(5,883)
USD	667,356	TWD	663,039	5/6/2020	DUB	4,317	—	4,317
USD	667,467	TWD	663,039	5/6/2020	DUB	4,428	—	4,428

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	501,069	TWD	497,280	5/6/2020	DUB	$3,789	$—	$3,789
USD	501,981	TWD	497,280	5/6/2020	DUB	4,701	—	4,701
USD	250,073	TWD	248,640	5/6/2020	DUB	1,433	—	1,433
USD	193,731	INR	197,516	5/6/2020	DUB	—	(3,785)	(3,785)
USD	166,298	TWD	165,760	5/6/2020	DUB	538	—	538
USD	166,189	TWD	165,760	5/6/2020	DUB	429	—	429
USD	166,152	TWD	165,760	5/6/2020	DUB	392	—	392
USD	96,941	INR	98,758	5/6/2020	DUB	—	(1,817)	(1,817)
USD	83,152	TWD	82,880	5/6/2020	DUB	272	—	272
USD	83,268	TWD	82,880	5/6/2020	DUB	388	—	388
USD	83,236	TWD	82,880	5/6/2020	DUB	356	—	356
USD	83,240	TWD	82,880	5/6/2020	DUB	360	—	360
USD	83,325	TWD	82,880	5/6/2020	DUB	445	—	445
USD	83,436	TWD	82,880	5/6/2020	DUB	556	—	556
USD	83,236	TWD	82,880	5/6/2020	DUB	356	—	356
USD	83,449	TWD	82,880	5/6/2020	DUB	569	—	569
USD	83,079	TWD	82,880	5/6/2020	DUB	199	—	199
USD	83,314	TWD	82,880	5/6/2020	DUB	434	—	434
USD	83,295	TWD	82,880	5/6/2020	DUB	415	—	415
USD	83,372	TWD	82,880	5/6/2020	DUB	492	—	492
BRL	19,245	USD	19,518	4/2/2020	HUS	—	(273)	(273)
BRL	19,245	USD	19,421	4/2/2020	HUS	—	(176)	(176)
BRL	19,245	USD	19,421	4/2/2020	HUS	—	(176)	(176)
BRL	19,245	USD	19,427	4/2/2020	HUS	—	(182)	(182)
BRL	19,245	USD	19,456	4/2/2020	HUS	—	(211)	(211)
BRL	19,245	USD	19,493	4/2/2020	HUS	—	(248)	(248)
BRL	19,245	USD	19,426	4/2/2020	HUS	—	(181)	(181)
BRL	19,245	USD	19,893	4/2/2020	HUS	—	(648)	(648)
BRL	19,245	USD	19,705	4/2/2020	HUS	—	(460)	(460)
BRL	19,245	USD	19,749	4/2/2020	HUS	—	(504)	(504)
BRL	19,245	USD	19,775	4/2/2020	HUS	—	(530)	(530)
BRL	19,245	USD	21,120	4/2/2020	HUS	—	(1,875)	(1,875)
BRL	38,490	USD	42,257	4/2/2020	HUS	—	(3,767)	(3,767)
BRL	38,490	USD	42,255	4/2/2020	HUS	—	(3,765)	(3,765)
BRL	38,490	USD	42,024	4/2/2020	HUS	—	(3,534)	(3,534)
BRL	38,490	USD	41,997	4/2/2020	HUS	—	(3,507)	(3,507)
BRL	38,490	USD	42,035	4/2/2020	HUS	—	(3,545)	(3,545)
BRL	38,490	USD	42,022	4/2/2020	HUS	—	(3,532)	(3,532)
BRL	38,490	USD	42,075	4/2/2020	HUS	—	(3,585)	(3,585)
BRL	38,490	USD	38,846	4/2/2020	HUS	—	(356)	(356)
BRL	38,490	USD	38,843	4/2/2020	HUS	—	(353)	(353)
BRL	38,490	USD	38,847	4/2/2020	HUS	—	(357)	(357)
BRL	38,490	USD	38,848	4/2/2020	HUS	—	(358)	(358)
BRL	38,490	USD	38,854	4/2/2020	HUS	—	(364)	(364)
BRL	38,490	USD	38,921	4/2/2020	HUS	—	(431)	(431)
BRL	38,490	USD	38,917	4/2/2020	HUS	—	(427)	(427)
BRL	38,490	USD	38,945	4/2/2020	HUS	—	(455)	(455)
BRL	38,490	USD	38,912	4/2/2020	HUS	—	(422)	(422)
BRL	38,490	USD	39,916	4/2/2020	HUS	—	(1,426)	(1,426)
BRL	38,490	USD	39,418	4/2/2020	HUS	—	(928)	(928)
BRL	38,490	USD	39,461	4/2/2020	HUS	—	(971)	(971)
BRL	38,490	USD	38,978	4/2/2020	HUS	—	(488)	(488)
BRL	38,490	USD	39,415	4/2/2020	HUS	—	(925)	(925)
BRL	38,490	USD	39,435	4/2/2020	HUS	—	(945)	(945)
BRL	38,490	USD	39,553	4/2/2020	HUS	—	(1,063)	(1,063)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	38,490	USD	42,291	4/2/2020	HUS	$—	$(3,801)	$(3,801)
BRL	38,490	USD	42,214	4/2/2020	HUS	—	(3,724)	(3,724)
BRL	57,736	USD	63,380	4/2/2020	HUS	—	(5,644)	(5,644)
BRL	57,736	USD	63,384	4/2/2020	HUS	—	(5,648)	(5,648)
BRL	57,736	USD	63,395	4/2/2020	HUS	—	(5,659)	(5,659)
BRL	57,736	USD	63,029	4/2/2020	HUS	—	(5,293)	(5,293)
BRL	57,736	USD	59,598	4/2/2020	HUS	—	(1,862)	(1,862)
BRL	57,736	USD	58,398	4/2/2020	HUS	—	(662)	(662)
BRL	57,736	USD	58,715	4/2/2020	HUS	—	(979)	(979)
BRL	57,736	USD	58,716	4/2/2020	HUS	—	(980)	(980)
BRL	57,736	USD	63,353	4/2/2020	HUS	—	(5,617)	(5,617)
BRL	57,736	USD	63,363	4/2/2020	HUS	—	(5,627)	(5,627)
BRL	57,736	USD	63,365	4/2/2020	HUS	—	(5,629)	(5,629)
BRL	76,981	USD	84,545	4/2/2020	HUS	—	(7,564)	(7,564)
BRL	76,981	USD	84,125	4/2/2020	HUS	—	(7,144)	(7,144)
BRL	76,981	USD	84,135	4/2/2020	HUS	—	(7,154)	(7,154)
BRL	76,981	USD	84,154	4/2/2020	HUS	—	(7,173)	(7,173)
BRL	76,981	USD	83,698	4/2/2020	HUS	—	(6,717)	(6,717)
BRL	76,981	USD	77,826	4/2/2020	HUS	—	(845)	(845)
BRL	76,981	USD	77,906	4/2/2020	HUS	—	(925)	(925)
BRL	76,981	USD	77,906	4/2/2020	HUS	—	(925)	(925)
BRL	76,981	USD	84,517	4/2/2020	HUS	—	(7,536)	(7,536)
BRL	76,981	USD	84,494	4/2/2020	HUS	—	(7,513)	(7,513)
BRL	76,981	USD	84,417	4/2/2020	HUS	—	(7,436)	(7,436)
BRL	76,981	USD	84,454	4/2/2020	HUS	—	(7,473)	(7,473)
BRL	76,981	USD	84,501	4/2/2020	HUS	—	(7,520)	(7,520)
BRL	96,226	USD	105,637	4/2/2020	HUS	—	(9,411)	(9,411)
BRL	96,226	USD	105,643	4/2/2020	HUS	—	(9,417)	(9,417)
BRL	96,226	USD	104,948	4/2/2020	HUS	—	(8,722)	(8,722)
BRL	96,226	USD	105,257	4/2/2020	HUS	—	(9,031)	(9,031)
BRL	96,226	USD	97,485	4/2/2020	HUS	—	(1,259)	(1,259)
BRL	96,226	USD	97,909	4/2/2020	HUS	—	(1,683)	(1,683)
BRL	96,226	USD	99,665	4/2/2020	HUS	—	(3,439)	(3,439)
BRL	96,226	USD	105,068	4/2/2020	HUS	—	(8,842)	(8,842)
BRL	96,226	USD	105,077	4/2/2020	HUS	—	(8,851)	(8,851)
BRL	96,226	USD	105,082	4/2/2020	HUS	—	(8,856)	(8,856)
BRL	96,226	USD	105,579	4/2/2020	HUS	—	(9,353)	(9,353)
BRL	96,226	USD	105,599	4/2/2020	HUS	—	(9,373)	(9,373)
BRL	96,226	USD	105,597	4/2/2020	HUS	—	(9,371)	(9,371)
BRL	115,471	USD	133,746	4/2/2020	HUS	—	(18,275)	(18,275)
BRL	115,471	USD	133,830	4/2/2020	HUS	—	(18,359)	(18,359)
BRL	115,471	USD	133,869	4/2/2020	HUS	—	(18,398)	(18,398)
BRL	115,471	USD	133,761	4/2/2020	HUS	—	(18,290)	(18,290)
BRL	115,471	USD	126,151	4/2/2020	HUS	—	(10,680)	(10,680)
BRL	115,471	USD	116,901	4/2/2020	HUS	—	(1,430)	(1,430)
BRL	115,471	USD	117,002	4/2/2020	HUS	—	(1,531)	(1,531)
BRL	115,471	USD	116,945	4/2/2020	HUS	—	(1,474)	(1,474)
BRL	115,471	USD	117,018	4/2/2020	HUS	—	(1,547)	(1,547)
BRL	119,393	USD	133,337	4/2/2020	HUS	—	(13,944)	(13,944)
BRL	134,716	USD	156,024	4/2/2020	HUS	—	(21,308)	(21,308)
BRL	134,716	USD	155,998	4/2/2020	HUS	—	(21,282)	(21,282)
BRL	134,716	USD	156,201	4/2/2020	HUS	—	(21,485)	(21,485)
BRL	134,716	USD	156,065	4/2/2020	HUS	—	(21,349)	(21,349)
BRL	134,716	USD	150,063	4/2/2020	HUS	—	(15,347)	(15,347)
BRL	134,716	USD	150,024	4/2/2020	HUS	—	(15,308)	(15,308)
BRL	134,716	USD	136,716	4/2/2020	HUS	—	(2,000)	(2,000)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	134,716	USD	137,104	4/2/2020	HUS	$—	$(2,388)	$(2,388)
BRL	153,962	USD	168,035	4/2/2020	HUS	—	(14,073)	(14,073)
BRL	153,962	USD	155,979	4/2/2020	HUS	—	(2,017)	(2,017)
BRL	153,962	USD	168,110	4/2/2020	HUS	—	(14,148)	(14,148)
BRL	158,997	USD	178,663	4/2/2020	HUS	—	(19,666)	(19,666)
BRL	158,997	USD	178,332	4/2/2020	HUS	—	(19,335)	(19,335)
BRL	158,997	USD	178,249	4/2/2020	HUS	—	(19,252)	(19,252)
BRL	160,406	USD	185,330	4/2/2020	HUS	—	(24,924)	(24,924)
BRL	170,562	USD	190,548	4/2/2020	HUS	—	(19,986)	(19,986)
BRL	173,207	USD	200,560	4/2/2020	HUS	—	(27,353)	(27,353)
BRL	173,207	USD	189,012	4/2/2020	HUS	—	(15,805)	(15,805)
BRL	173,207	USD	189,092	4/2/2020	HUS	—	(15,885)	(15,885)
BRL	173,207	USD	189,112	4/2/2020	HUS	—	(15,905)	(15,905)
BRL	173,207	USD	189,151	4/2/2020	HUS	—	(15,944)	(15,944)
BRL	173,207	USD	189,312	4/2/2020	HUS	—	(16,105)	(16,105)
BRL	173,207	USD	175,367	4/2/2020	HUS	—	(2,160)	(2,160)
BRL	173,207	USD	176,308	4/2/2020	HUS	—	(3,101)	(3,101)
BRL	173,207	USD	189,143	4/2/2020	HUS	—	(15,936)	(15,936)
BRL	181,711	USD	203,944	4/2/2020	HUS	—	(22,233)	(22,233)
BRL	183,322	USD	212,506	4/2/2020	HUS	—	(29,184)	(29,184)
BRL	192,452	USD	210,102	4/2/2020	HUS	—	(17,650)	(17,650)
BRL	192,452	USD	199,589	4/2/2020	HUS	—	(7,137)	(7,137)
BRL	192,452	USD	210,133	4/2/2020	HUS	—	(17,681)	(17,681)
BRL	192,452	USD	210,137	4/2/2020	HUS	—	(17,685)	(17,685)
BRL	192,452	USD	210,163	4/2/2020	HUS	—	(17,711)	(17,711)
BRL	196,263	USD	213,826	4/2/2020	HUS	—	(17,563)	(17,563)
BRL	196,263	USD	213,755	4/2/2020	HUS	—	(17,492)	(17,492)
BRL	204,424	USD	229,250	4/2/2020	HUS	—	(24,826)	(24,826)
BRL	204,424	USD	229,117	4/2/2020	HUS	—	(24,693)	(24,693)
BRL	206,237	USD	238,937	4/2/2020	HUS	—	(32,700)	(32,700)
BRL	211,697	USD	245,073	4/2/2020	HUS	—	(33,376)	(33,376)
BRL	211,697	USD	245,102	4/2/2020	HUS	—	(33,405)	(33,405)
BRL	211,697	USD	231,107	4/2/2020	HUS	—	(19,410)	(19,410)
BRL	211,697	USD	230,251	4/2/2020	HUS	—	(18,554)	(18,554)
BRL	211,697	USD	215,716	4/2/2020	HUS	—	(4,019)	(4,019)
BRL	211,697	USD	231,165	4/2/2020	HUS	—	(19,468)	(19,468)
BRL	211,697	USD	231,180	4/2/2020	HUS	—	(19,483)	(19,483)
BRL	214,771	USD	248,242	4/2/2020	HUS	—	(33,471)	(33,471)
BRL	214,772	USD	248,053	4/2/2020	HUS	—	(33,281)	(33,281)
BRL	221,730	USD	247,706	4/2/2020	HUS	—	(25,976)	(25,976)
BRL	229,152	USD	265,466	4/2/2020	HUS	—	(36,314)	(36,314)
BRL	229,152	USD	264,799	4/2/2020	HUS	—	(35,647)	(35,647)
BRL	230,942	USD	267,560	4/2/2020	HUS	—	(36,618)	(36,618)
BRL	230,942	USD	267,481	4/2/2020	HUS	—	(36,539)	(36,539)
BRL	230,942	USD	252,302	4/2/2020	HUS	—	(21,360)	(21,360)
BRL	230,942	USD	252,302	4/2/2020	HUS	—	(21,360)	(21,360)
BRL	238,786	USD	266,674	4/2/2020	HUS	—	(27,888)	(27,888)
BRL	245,453	USD	283,731	4/2/2020	HUS	—	(38,278)	(38,278)
BRL	250,188	USD	289,813	4/2/2020	HUS	—	(39,625)	(39,625)
BRL	250,188	USD	278,528	4/2/2020	HUS	—	(28,340)	(28,340)
BRL	250,188	USD	253,249	4/2/2020	HUS	—	(3,061)	(3,061)
BRL	269,433	USD	312,082	4/2/2020	HUS	—	(42,649)	(42,649)
BRL	272,566	USD	305,747	4/2/2020	HUS	—	(33,181)	(33,181)
BRL	274,983	USD	317,972	4/2/2020	HUS	—	(42,989)	(42,989)
BRL	280,376	USD	306,501	4/2/2020	HUS	—	(26,125)	(26,125)
BRL	284,433	USD	327,464	4/2/2020	HUS	—	(43,031)	(43,031)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	288,678	USD	334,284	4/2/2020	HUS	$—	$(45,606)	$(45,606)
BRL	289,418	USD	314,553	4/2/2020	HUS	—	(25,135)	(25,135)
BRL	295,280	USD	331,383	4/2/2020	HUS	—	(36,103)	(36,103)
BRL	299,437	USD	335,382	4/2/2020	HUS	—	(35,945)	(35,945)
BRL	307,011	USD	342,441	4/2/2020	HUS	—	(35,430)	(35,430)
BRL	308,414	USD	337,230	4/2/2020	HUS	—	(28,816)	(28,816)
BRL	324,067	USD	362,758	4/2/2020	HUS	—	(38,691)	(38,691)
BRL	336,452	USD	367,926	4/2/2020	HUS	—	(31,474)	(31,474)
BRL	337,498	USD	389,913	4/2/2020	HUS	—	(52,415)	(52,415)
BRL	337,498	USD	390,078	4/2/2020	HUS	—	(52,580)	(52,580)
BRL	337,498	USD	389,580	4/2/2020	HUS	—	(52,082)	(52,082)
BRL	341,123	USD	382,229	4/2/2020	HUS	—	(41,106)	(41,106)
BRL	343,728	USD	398,698	4/2/2020	HUS	—	(54,970)	(54,970)
BRL	343,728	USD	397,075	4/2/2020	HUS	—	(53,347)	(53,347)
BRL	343,728	USD	397,889	4/2/2020	HUS	—	(54,161)	(54,161)
BRL	344,772	USD	365,935	4/2/2020	HUS	—	(21,163)	(21,163)
BRL	344,772	USD	365,472	4/2/2020	HUS	—	(20,700)	(20,700)
BRL	344,772	USD	365,905	4/2/2020	HUS	—	(21,133)	(21,133)
BRL	346,414	USD	385,728	4/2/2020	HUS	—	(39,314)	(39,314)
BRL	346,414	USD	385,255	4/2/2020	HUS	—	(38,841)	(38,841)
BRL	365,659	USD	374,053	4/2/2020	HUS	—	(8,394)	(8,394)
BRL	384,904	USD	431,034	4/2/2020	HUS	—	(46,130)	(46,130)
BRL	385,891	USD	420,371	4/2/2020	HUS	—	(34,480)	(34,480)
BRL	386,135	USD	432,805	4/2/2020	HUS	—	(46,670)	(46,670)
BRL	404,149	USD	413,573	4/2/2020	HUS	—	(9,424)	(9,424)
BRL	408,849	USD	458,937	4/2/2020	HUS	—	(50,088)	(50,088)
BRL	411,726	USD	459,951	4/2/2020	HUS	—	(48,225)	(48,225)
BRL	412,474	USD	477,064	4/2/2020	HUS	—	(64,590)	(64,590)
BRL	412,474	USD	478,309	4/2/2020	HUS	—	(65,835)	(65,835)
BRL	412,474	USD	478,064	4/2/2020	HUS	—	(65,590)	(65,590)
BRL	419,545	USD	440,048	4/2/2020	HUS	—	(20,503)	(20,503)
BRL	419,545	USD	440,021	4/2/2020	HUS	—	(20,476)	(20,476)
BRL	422,852	USD	490,088	4/2/2020	HUS	—	(67,236)	(67,236)
BRL	435,389	USD	503,825	4/2/2020	HUS	—	(68,436)	(68,436)
BRL	443,460	USD	494,700	4/2/2020	HUS	—	(51,240)	(51,240)
BRL	449,156	USD	501,625	4/2/2020	HUS	—	(52,469)	(52,469)
BRL	460,225	USD	531,617	4/2/2020	HUS	—	(71,392)	(71,392)
BRL	460,517	USD	514,523	4/2/2020	HUS	—	(54,006)	(54,006)
BRL	460,517	USD	514,822	4/2/2020	HUS	—	(54,305)	(54,305)
BRL	476,990	USD	535,045	4/2/2020	HUS	—	(58,055)	(58,055)
BRL	481,220	USD	557,033	4/2/2020	HUS	—	(75,813)	(75,813)
BRL	490,906	USD	566,718	4/2/2020	HUS	—	(75,812)	(75,812)
BRL	499,704	USD	560,354	4/2/2020	HUS	—	(60,650)	(60,650)
BRL	504,135	USD	583,455	4/2/2020	HUS	—	(79,320)	(79,320)
BRL	511,685	USD	571,827	4/2/2020	HUS	—	(60,142)	(60,142)
BRL	519,620	USD	576,553	4/2/2020	HUS	—	(56,933)	(56,933)
BRL	521,588	USD	602,660	4/2/2020	HUS	—	(81,072)	(81,072)
BRL	522,418	USD	585,447	4/2/2020	HUS	—	(63,029)	(63,029)
BRL	546,564	USD	573,182	4/2/2020	HUS	—	(26,618)	(26,618)
BRL	552,270	USD	638,196	4/2/2020	HUS	—	(85,926)	(85,926)
BRL	554,718	USD	604,232	4/2/2020	HUS	—	(49,514)	(49,514)
BRL	560,752	USD	613,428	4/2/2020	HUS	—	(52,676)	(52,676)
BRL	569,658	USD	605,119	4/2/2020	HUS	—	(35,461)	(35,461)
BRL	572,880	USD	664,125	4/2/2020	HUS	—	(91,245)	(91,245)
BRL	572,880	USD	661,954	4/2/2020	HUS	—	(89,074)	(89,074)
BRL	572,880	USD	663,104	4/2/2020	HUS	—	(90,224)	(90,224)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	577,356	USD	636,375	4/2/2020	HUS	$—	$(59,019)	$(59,019)
BRL	577,356	USD	637,836	4/2/2020	HUS	—	(60,480)	(60,480)
BRL	577,356	USD	638,284	4/2/2020	HUS	—	(60,928)	(60,928)
BRL	577,356	USD	638,203	4/2/2020	HUS	—	(60,847)	(60,847)
BRL	577,356	USD	638,243	4/2/2020	HUS	—	(60,887)	(60,887)
BRL	577,356	USD	636,024	4/2/2020	HUS	—	(58,668)	(58,668)
BRL	577,356	USD	638,230	4/2/2020	HUS	—	(60,874)	(60,874)
BRL	578,836	USD	629,421	4/2/2020	HUS	—	(50,585)	(50,585)
BRL	590,559	USD	662,923	4/2/2020	HUS	—	(72,364)	(72,364)
BRL	595,796	USD	689,691	4/2/2020	HUS	—	(93,895)	(93,895)
BRL	599,488	USD	626,521	4/2/2020	HUS	—	(27,033)	(27,033)
BRL	599,488	USD	627,935	4/2/2020	HUS	—	(28,447)	(28,447)
BRL	599,488	USD	628,632	4/2/2020	HUS	—	(29,144)	(29,144)
BRL	599,488	USD	627,404	4/2/2020	HUS	—	(27,916)	(27,916)
BRL	599,488	USD	628,683	4/2/2020	HUS	—	(29,195)	(29,195)
BRL	606,356	USD	676,621	4/2/2020	HUS	—	(70,265)	(70,265)
BRL	606,356	USD	677,014	4/2/2020	HUS	—	(70,658)	(70,658)
BRL	613,633	USD	708,981	4/2/2020	HUS	—	(95,348)	(95,348)
BRL	613,633	USD	708,918	4/2/2020	HUS	—	(95,285)	(95,285)
BRL	615,847	USD	677,952	4/2/2020	HUS	—	(62,105)	(62,105)
BRL	615,847	USD	677,967	4/2/2020	HUS	—	(62,120)	(62,120)
BRL	618,252	USD	647,851	4/2/2020	HUS	—	(29,599)	(29,599)
BRL	618,252	USD	648,911	4/2/2020	HUS	—	(30,659)	(30,659)
BRL	618,711	USD	715,102	4/2/2020	HUS	—	(96,391)	(96,391)
BRL	632,719	USD	705,994	4/2/2020	HUS	—	(73,275)	(73,275)
BRL	635,987	USD	712,732	4/2/2020	HUS	—	(76,745)	(76,745)
BRL	636,304	USD	713,087	4/2/2020	HUS	—	(76,783)	(76,783)
BRL	641,507	USD	668,110	4/2/2020	HUS	—	(26,603)	(26,603)
BRL	641,507	USD	668,861	4/2/2020	HUS	—	(27,354)	(27,354)
BRL	641,507	USD	667,615	4/2/2020	HUS	—	(26,108)	(26,108)
BRL	641,626	USD	741,452	4/2/2020	HUS	—	(99,826)	(99,826)
BRL	641,626	USD	743,688	4/2/2020	HUS	—	(102,062)	(102,062)
BRL	648,374	USD	752,231	4/2/2020	HUS	—	(103,857)	(103,857)
BRL	658,701	USD	738,680	4/2/2020	HUS	—	(79,979)	(79,979)
BRL	658,701	USD	738,712	4/2/2020	HUS	—	(80,011)	(80,011)
BRL	658,701	USD	738,234	4/2/2020	HUS	—	(79,533)	(79,533)
BRL	663,603	USD	725,987	4/2/2020	HUS	—	(62,384)	(62,384)
BRL	664,541	USD	771,444	4/2/2020	HUS	—	(106,903)	(106,903)
BRL	672,903	USD	735,542	4/2/2020	HUS	—	(62,639)	(62,639)
BRL	672,903	USD	733,551	4/2/2020	HUS	—	(60,648)	(60,648)
BRL	676,564	USD	784,341	4/2/2020	HUS	—	(107,777)	(107,777)
BRL	681,414	USD	766,268	4/2/2020	HUS	—	(84,854)	(84,854)
BRL	682,639	USD	785,935	4/2/2020	HUS	—	(103,296)	(103,296)
BRL	699,427	USD	758,994	4/2/2020	HUS	—	(59,567)	(59,567)
BRL	736,360	USD	851,307	4/2/2020	HUS	—	(114,947)	(114,947)
BRL	736,360	USD	850,021	4/2/2020	HUS	—	(113,661)	(113,661)
BRL	757,016	USD	825,730	4/2/2020	HUS	—	(68,714)	(68,714)
BRL	760,186	USD	800,098	4/2/2020	HUS	—	(39,912)	(39,912)
BRL	760,186	USD	800,454	4/2/2020	HUS	—	(40,268)	(40,268)
BRL	760,186	USD	782,365	4/2/2020	HUS	—	(22,179)	(22,179)
BRL	760,186	USD	783,327	4/2/2020	HUS	—	(23,141)	(23,141)
BRL	767,041	USD	886,423	4/2/2020	HUS	—	(119,382)	(119,382)
BRL	767,041	USD	885,196	4/2/2020	HUS	—	(118,155)	(118,155)
BRL	785,053	USD	857,392	4/2/2020	HUS	—	(72,339)	(72,339)
BRL	797,723	USD	921,368	4/2/2020	HUS	—	(123,645)	(123,645)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	859,086	USD	990,964	4/2/2020	HUS	$—	$(131,878)	$(131,878)
BRL	896,352	USD	1,000,351	4/2/2020	HUS	—	(103,999)	(103,999)
BRL	898,312	USD	1,003,746	4/2/2020	HUS	—	(105,434)	(105,434)
BRL	900,604	USD	986,015	4/2/2020	HUS	—	(85,411)	(85,411)
BRL	923,770	USD	953,043	4/2/2020	HUS	—	(29,273)	(29,273)
BRL	923,770	USD	951,739	4/2/2020	HUS	—	(27,969)	(27,969)
BRL	925,349	USD	984,360	4/2/2020	HUS	—	(59,011)	(59,011)
BRL	935,741	USD	1,046,513	4/2/2020	HUS	—	(110,772)	(110,772)
BRL	954,562	USD	1,099,071	4/2/2020	HUS	—	(144,509)	(144,509)
BRL	981,505	USD	1,010,101	4/2/2020	HUS	—	(28,596)	(28,596)
BRL	981,505	USD	1,012,628	4/2/2020	HUS	—	(31,123)	(31,123)
BRL	995,405	USD	1,090,037	4/2/2020	HUS	—	(94,632)	(94,632)
BRL	1,122,889	USD	1,253,226	4/2/2020	HUS	—	(130,337)	(130,337)
BRL	1,127,606	USD	1,306,913	4/2/2020	HUS	—	(179,307)	(179,307)
BRL	1,127,606	USD	1,307,144	4/2/2020	HUS	—	(179,538)	(179,538)
BRL	1,231,693	USD	1,370,978	4/2/2020	HUS	—	(139,285)	(139,285)
BRL	1,292,315	USD	1,487,956	4/2/2020	HUS	—	(195,641)	(195,641)
BRL	1,347,164	USD	1,386,440	4/2/2020	HUS	—	(39,276)	(39,276)
BRL	1,476,344	USD	1,648,061	4/2/2020	HUS	—	(171,717)	(171,717)
BRL	1,555,434	USD	1,736,127	4/2/2020	HUS	—	(180,693)	(180,693)
BRL	1,852,351	USD	1,971,892	4/2/2020	HUS	—	(119,541)	(119,541)
BRL	1,861,973	USD	1,981,891	4/2/2020	HUS	—	(119,918)	(119,918)
BRL	2,792,652	USD	2,954,173	4/2/2020	HUS	—	(161,521)	(161,521)
BRL	3,273,565	USD	3,348,908	4/2/2020	HUS	—	(75,343)	(75,343)
BRL	3,348,665	USD	3,723,279	4/2/2020	HUS	—	(374,614)	(374,614)
BRL	3,447,719	USD	3,634,918	4/2/2020	HUS	—	(187,199)	(187,199)
BRL	3,585,727	USD	3,814,864	4/2/2020	HUS	—	(229,137)	(229,137)
BRL	5,167,337	USD	5,307,688	4/2/2020	HUS	—	(140,351)	(140,351)
BRL	5,889,032	USD	6,266,511	4/2/2020	HUS	—	(377,479)	(377,479)
BRL	13,479,385	USD	13,788,262	4/2/2020	HUS	—	(308,877)	(308,877)
USD	40,177,086	BRL	33,707,973	4/2/2020	HUS	6,469,113	—	6,469,113
USD	23,153,635	BRL	19,418,410	4/2/2020	HUS	3,735,225	—	3,735,225
USD	23,158,647	BRL	19,418,410	4/2/2020	HUS	3,740,237	—	3,740,237
USD	20,625,217	BRL	17,205,212	4/2/2020	HUS	3,420,005	—	3,420,005
USD	13,858,595	BRL	11,616,618	4/2/2020	HUS	2,241,977	—	2,241,977
USD	13,886,300	BRL	11,616,618	4/2/2020	HUS	2,269,682	—	2,269,682
USD	13,874,522	BRL	11,616,618	4/2/2020	HUS	2,257,904	—	2,257,904
USD	11,870,027	BRL	9,943,355	4/2/2020	HUS	1,926,672	—	1,926,672
USD	710,448	BRL	692,827	4/2/2020	HUS	17,621	—	17,621
USD	613,611	BRL	519,620	4/2/2020	HUS	93,991	—	93,991
USD	454,877	BRL	384,904	4/2/2020	HUS	69,973	—	69,973
USD	411,769	BRL	351,225	4/2/2020	HUS	60,544	—	60,544
USD	341,625	BRL	288,678	4/2/2020	HUS	52,947	—	52,947
USD	295,327	BRL	250,188	4/2/2020	HUS	45,139	—	45,139
USD	295,732	BRL	250,188	4/2/2020	HUS	45,544	—	45,544
USD	231,080	BRL	192,452	4/2/2020	HUS	38,628	—	38,628
USD	231,155	BRL	192,452	4/2/2020	HUS	38,703	—	38,703
USD	227,752	BRL	192,452	4/2/2020	HUS	35,300	—	35,300
USD	219,833	BRL	187,641	4/2/2020	HUS	32,192	—	32,192
USD	206,533	BRL	173,207	4/2/2020	HUS	33,326	—	33,326
USD	205,051	BRL	173,207	4/2/2020	HUS	31,844	—	31,844
USD	205,373	BRL	173,207	4/2/2020	HUS	32,166	—	32,166
USD	184,885	BRL	153,962	4/2/2020	HUS	30,923	—	30,923
USD	182,267	BRL	153,962	4/2/2020	HUS	28,305	—	28,305
USD	161,772	BRL	134,716	4/2/2020	HUS	27,056	—	27,056

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	161,773	BRL	134,716	4/2/2020	HUS	$27,057	$—	$27,057
USD	159,359	BRL	134,716	4/2/2020	HUS	24,643	—	24,643
USD	159,359	BRL	134,716	4/2/2020	HUS	24,643	—	24,643
USD	159,440	BRL	134,716	4/2/2020	HUS	24,724	—	24,724
USD	159,429	BRL	134,716	4/2/2020	HUS	24,713	—	24,713
USD	159,410	BRL	134,716	4/2/2020	HUS	24,694	—	24,694
USD	159,779	BRL	134,716	4/2/2020	HUS	25,063	—	25,063
USD	136,594	BRL	115,471	4/2/2020	HUS	21,123	—	21,123
USD	136,914	BRL	115,471	4/2/2020	HUS	21,443	—	21,443
USD	136,950	BRL	115,471	4/2/2020	HUS	21,479	—	21,479
USD	114,737	BRL	96,226	4/2/2020	HUS	18,511	—	18,511
USD	115,551	BRL	96,226	4/2/2020	HUS	19,325	—	19,325
USD	113,626	BRL	96,226	4/2/2020	HUS	17,400	—	17,400
USD	91,290	BRL	76,981	4/2/2020	HUS	14,309	—	14,309
USD	91,309	BRL	76,981	4/2/2020	HUS	14,328	—	14,328
USD	91,710	BRL	76,981	4/2/2020	HUS	14,729	—	14,729
USD	91,746	BRL	76,981	4/2/2020	HUS	14,765	—	14,765
USD	92,457	BRL	76,981	4/2/2020	HUS	15,476	—	15,476
USD	91,076	BRL	76,981	4/2/2020	HUS	14,095	—	14,095
USD	91,113	BRL	76,981	4/2/2020	HUS	14,132	—	14,132
USD	91,301	BRL	76,981	4/2/2020	HUS	14,320	—	14,320
USD	91,281	BRL	76,981	4/2/2020	HUS	14,300	—	14,300
USD	91,313	BRL	76,981	4/2/2020	HUS	14,332	—	14,332
USD	91,315	BRL	76,981	4/2/2020	HUS	14,334	—	14,334
USD	91,314	BRL	76,981	4/2/2020	HUS	14,333	—	14,333
USD	68,477	BRL	57,736	4/2/2020	HUS	10,741	—	10,741
USD	68,475	BRL	57,736	4/2/2020	HUS	10,739	—	10,739
USD	68,478	BRL	57,736	4/2/2020	HUS	10,742	—	10,742
USD	68,844	BRL	57,736	4/2/2020	HUS	11,108	—	11,108
USD	68,800	BRL	57,736	4/2/2020	HUS	11,064	—	11,064
USD	69,342	BRL	57,736	4/2/2020	HUS	11,606	—	11,606
USD	68,307	BRL	57,736	4/2/2020	HUS	10,571	—	10,571
USD	68,461	BRL	57,736	4/2/2020	HUS	10,725	—	10,725
USD	68,476	BRL	57,736	4/2/2020	HUS	10,740	—	10,740
USD	68,476	BRL	57,736	4/2/2020	HUS	10,740	—	10,740
USD	68,477	BRL	57,736	4/2/2020	HUS	10,741	—	10,741
USD	68,487	BRL	57,736	4/2/2020	HUS	10,751	—	10,751
USD	68,495	BRL	57,736	4/2/2020	HUS	10,759	—	10,759
USD	45,944	BRL	38,490	4/2/2020	HUS	7,454	—	7,454
USD	45,936	BRL	38,490	4/2/2020	HUS	7,446	—	7,446
USD	45,853	BRL	38,490	4/2/2020	HUS	7,363	—	7,363
USD	45,870	BRL	38,490	4/2/2020	HUS	7,380	—	7,380
USD	46,195	BRL	38,490	4/2/2020	HUS	7,705	—	7,705
USD	46,189	BRL	38,490	4/2/2020	HUS	7,699	—	7,699
USD	45,647	BRL	38,490	4/2/2020	HUS	7,157	—	7,157
USD	45,630	BRL	38,490	4/2/2020	HUS	7,140	—	7,140
USD	45,640	BRL	38,490	4/2/2020	HUS	7,150	—	7,150
USD	45,640	BRL	38,490	4/2/2020	HUS	7,150	—	7,150
USD	45,640	BRL	38,490	4/2/2020	HUS	7,150	—	7,150
USD	45,644	BRL	38,490	4/2/2020	HUS	7,154	—	7,154
USD	45,644	BRL	38,490	4/2/2020	HUS	7,154	—	7,154
USD	45,650	BRL	38,490	4/2/2020	HUS	7,160	—	7,160
USD	45,652	BRL	38,490	4/2/2020	HUS	7,162	—	7,162
USD	45,650	BRL	38,490	4/2/2020	HUS	7,160	—	7,160
USD	45,658	BRL	38,490	4/2/2020	HUS	7,168	—	7,168

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	45,660	BRL	38,490	4/2/2020	HUS	$7,170	$—	$7,170
USD	22,965	BRL	19,245	4/2/2020	HUS	3,720	—	3,720
USD	23,093	BRL	19,245	4/2/2020	HUS	3,848	—	3,848
USD	23,098	BRL	19,245	4/2/2020	HUS	3,853	—	3,853
USD	23,098	BRL	19,245	4/2/2020	HUS	3,853	—	3,853
USD	23,098	BRL	19,245	4/2/2020	HUS	3,853	—	3,853
USD	23,098	BRL	19,245	4/2/2020	HUS	3,853	—	3,853
USD	22,820	BRL	19,245	4/2/2020	HUS	3,575	—	3,575
USD	22,822	BRL	19,245	4/2/2020	HUS	3,577	—	3,577
USD	22,825	BRL	19,245	4/2/2020	HUS	3,580	—	3,580
USD	22,827	BRL	19,245	4/2/2020	HUS	3,582	—	3,582
USD	22,827	BRL	19,245	4/2/2020	HUS	3,582	—	3,582
USD	22,830	BRL	19,245	4/2/2020	HUS	3,585	—	3,585
COP	1,132,231	USD	1,346,983	4/6/2020	HUS	—	(214,752)	(214,752)
COP	3,642,829	USD	3,689,945	4/6/2020	HUS	—	(47,116)	(47,116)
USD	2,869,359	COP	2,510,598	4/6/2020	HUS	358,761	—	358,761
USD	2,611,485	COP	2,264,461	4/6/2020	HUS	347,024	—	347,024
CLP	116,849	USD	119,044	4/7/2020	HUS	—	(2,195)	(2,195)
CLP	175,274	USD	178,460	4/7/2020	HUS	—	(3,186)	(3,186)
CLP	175,274	USD	178,487	4/7/2020	HUS	—	(3,213)	(3,213)
CLP	175,274	USD	178,471	4/7/2020	HUS	—	(3,197)	(3,197)
CLP	175,274	USD	178,568	4/7/2020	HUS	—	(3,294)	(3,294)
CLP	233,699	USD	237,955	4/7/2020	HUS	—	(4,256)	(4,256)
CLP	292,123	USD	297,327	4/7/2020	HUS	—	(5,204)	(5,204)
CLP	292,123	USD	297,557	4/7/2020	HUS	—	(5,434)	(5,434)
CLP	292,123	USD	297,747	4/7/2020	HUS	—	(5,624)	(5,624)
CLP	350,548	USD	356,920	4/7/2020	HUS	—	(6,372)	(6,372)
CLP	350,548	USD	357,119	4/7/2020	HUS	—	(6,571)	(6,571)
CLP	350,548	USD	357,170	4/7/2020	HUS	—	(6,622)	(6,622)
CLP	350,548	USD	357,289	4/7/2020	HUS	—	(6,741)	(6,741)
CLP	408,972	USD	416,589	4/7/2020	HUS	—	(7,617)	(7,617)
CLP	1,577,465	USD	1,605,289	4/7/2020	HUS	—	(27,824)	(27,824)
CLP	1,577,465	USD	1,605,862	4/7/2020	HUS	—	(28,397)	(28,397)
CLP	20,039,645	USD	20,623,435	4/7/2020	HUS	—	(583,790)	(583,790)
USD	23,602,569	CLP	21,198,400	4/7/2020	HUS	2,404,169	—	2,404,169
USD	6,377,515	CLP	5,735,350	4/7/2020	HUS	642,165	—	642,165
CNY	141,017	USD	144,044	4/8/2020	HUS	—	(3,027)	(3,027)
CNY	141,017	USD	143,953	4/8/2020	HUS	—	(2,936)	(2,936)
CNY	211,526	USD	215,750	4/8/2020	HUS	—	(4,224)	(4,224)
CNY	282,034	USD	287,190	4/8/2020	HUS	—	(5,156)	(5,156)
CNY	352,543	USD	360,319	4/8/2020	HUS	—	(7,776)	(7,776)
CNY	423,051	USD	431,885	4/8/2020	HUS	—	(8,834)	(8,834)
CNY	423,051	USD	431,853	4/8/2020	HUS	—	(8,802)	(8,802)
CNY	423,051	USD	431,394	4/8/2020	HUS	—	(8,343)	(8,343)
CNY	423,051	USD	431,369	4/8/2020	HUS	—	(8,318)	(8,318)
CNY	493,560	USD	500,873	4/8/2020	HUS	—	(7,313)	(7,313)
CNY	493,560	USD	501,376	4/8/2020	HUS	—	(7,816)	(7,816)
CNY	564,068	USD	576,178	4/8/2020	HUS	—	(12,110)	(12,110)
CNY	705,085	USD	718,535	4/8/2020	HUS	—	(13,450)	(13,450)
CNY	846,102	USD	861,017	4/8/2020	HUS	—	(14,915)	(14,915)
CNY	846,102	USD	861,005	4/8/2020	HUS	—	(14,903)	(14,903)
CNY	10,435,259	USD	10,655,608	4/8/2020	HUS	—	(220,349)	(220,349)
USD	1,706,897	CNY	1,692,204	4/8/2020	HUS	14,693	—	14,693
USD	1,548,750	CNY	1,551,187	4/8/2020	HUS	—	(2,437)	(2,437)
USD	1,477,937	CNY	1,480,679	4/8/2020	HUS	—	(2,742)	(2,742)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,339,028	CNY	1,339,662	4/8/2020	HUS	$—	$(634)	$(634)
USD	1,266,981	CNY	1,269,153	4/8/2020	HUS	—	(2,172)	(2,172)
USD	1,056,443	CNY	1,057,628	4/8/2020	HUS	—	(1,185)	(1,185)
USD	1,058,172	CNY	1,057,628	4/8/2020	HUS	544	—	544
USD	998,004	CNY	987,119	4/8/2020	HUS	10,885	—	10,885
USD	927,909	CNY	916,611	4/8/2020	HUS	11,298	—	11,298
USD	848,140	CNY	846,102	4/8/2020	HUS	2,038	—	2,038
USD	779,667	CNY	775,594	4/8/2020	HUS	4,073	—	4,073
USD	710,722	CNY	705,085	4/8/2020	HUS	5,637	—	5,637
USD	569,403	CNY	564,068	4/8/2020	HUS	5,335	—	5,335
USD	356,542	CNY	352,543	4/8/2020	HUS	3,999	—	3,999
USD	356,573	CNY	352,543	4/8/2020	HUS	4,030	—	4,030
USD	285,841	CNY	282,034	4/8/2020	HUS	3,807	—	3,807
USD	284,981	CNY	282,034	4/8/2020	HUS	2,947	—	2,947
USD	284,762	CNY	282,034	4/8/2020	HUS	2,728	—	2,728
USD	282,414	CNY	282,034	4/8/2020	HUS	380	—	380
USD	214,580	CNY	211,526	4/8/2020	HUS	3,054	—	3,054
USD	211,313	CNY	211,526	4/8/2020	HUS	—	(213)	(213)
USD	143,242	CNY	141,017	4/8/2020	HUS	2,225	—	2,225
USD	140,889	CNY	141,017	4/8/2020	HUS	—	(128)	(128)
USD	140,919	CNY	141,017	4/8/2020	HUS	—	(98)	(98)
USD	140,838	CNY	141,017	4/8/2020	HUS	—	(179)	(179)
USD	140,909	CNY	141,017	4/8/2020	HUS	—	(108)	(108)
CLP	15,677	USD	15,773	4/13/2020	HUS	—	(96)	(96)
CLP	996,779	USD	1,021,156	4/13/2020	HUS	—	(24,377)	(24,377)
CLP	1,028,933	USD	1,054,690	4/13/2020	HUS	—	(25,757)	(25,757)
CLP	1,129,724	USD	1,157,699	4/13/2020	HUS	—	(27,975)	(27,975)
CLP	3,272,303	USD	3,277,729	4/13/2020	HUS	—	(5,426)	(5,426)
CLP	4,483,739	USD	4,539,527	4/13/2020	HUS	—	(55,788)	(55,788)
CLP	5,551,228	USD	5,578,916	4/13/2020	HUS	—	(27,688)	(27,688)
CLP	14,725,362	USD	14,690,058	4/13/2020	HUS	35,304	—	35,304
USD	1,554,706	CLP	1,402,415	4/13/2020	HUS	152,291	—	152,291
USD	1,457,836	CLP	1,343,981	4/13/2020	HUS	113,855	—	113,855
USD	1,394,399	CLP	1,285,547	4/13/2020	HUS	108,852	—	108,852
USD	1,425,442	CLP	1,285,547	4/13/2020	HUS	139,895	—	139,895
USD	1,315,608	CLP	1,227,113	4/13/2020	HUS	88,495	—	88,495
USD	1,239,587	CLP	1,168,679	4/13/2020	HUS	70,908	—	70,908
USD	1,170,990	CLP	1,110,245	4/13/2020	HUS	60,745	—	60,745
USD	1,177,943	CLP	1,110,245	4/13/2020	HUS	67,698	—	67,698
USD	1,110,111	CLP	1,051,812	4/13/2020	HUS	58,299	—	58,299
USD	1,067,370	CLP	993,378	4/13/2020	HUS	73,992	—	73,992
USD	969,444	CLP	876,510	4/13/2020	HUS	92,934	—	92,934
USD	924,181	CLP	876,510	4/13/2020	HUS	47,671	—	47,671
USD	876,534	CLP	818,076	4/13/2020	HUS	58,458	—	58,458
USD	839,642	CLP	759,642	4/13/2020	HUS	80,000	—	80,000
USD	753,533	CLP	701,208	4/13/2020	HUS	52,325	—	52,325
USD	688,102	CLP	642,774	4/13/2020	HUS	45,328	—	45,328
USD	646,496	CLP	584,340	4/13/2020	HUS	62,156	—	62,156
USD	646,471	CLP	584,340	4/13/2020	HUS	62,131	—	62,131
USD	646,129	CLP	584,340	4/13/2020	HUS	61,789	—	61,789
USD	646,496	CLP	584,340	4/13/2020	HUS	62,156	—	62,156
USD	620,363	CLP	584,340	4/13/2020	HUS	36,023	—	36,023
USD	627,841	CLP	584,340	4/13/2020	HUS	43,501	—	43,501
USD	582,525	CLP	525,906	4/13/2020	HUS	56,619	—	56,619
USD	499,807	CLP	467,472	4/13/2020	HUS	32,335	—	32,335

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	500,163	CLP	467,472	4/13/2020	HUS	$32,691	$—	$32,691
USD	500,646	CLP	467,472	4/13/2020	HUS	33,174	—	33,174
USD	506,823	CLP	467,472	4/13/2020	HUS	39,351	—	39,351
USD	506,695	CLP	467,472	4/13/2020	HUS	39,223	—	39,223
USD	517,170	CLP	467,472	4/13/2020	HUS	49,698	—	49,698
USD	517,625	CLP	467,472	4/13/2020	HUS	50,153	—	50,153
USD	437,692	CLP	409,038	4/13/2020	HUS	28,654	—	28,654
USD	437,719	CLP	409,038	4/13/2020	HUS	28,681	—	28,681
USD	443,541	CLP	409,038	4/13/2020	HUS	34,503	—	34,503
USD	439,616	CLP	409,038	4/13/2020	HUS	30,578	—	30,578
USD	375,095	CLP	350,604	4/13/2020	HUS	24,491	—	24,491
USD	380,074	CLP	350,604	4/13/2020	HUS	29,470	—	29,470
USD	380,069	CLP	350,604	4/13/2020	HUS	29,465	—	29,465
USD	380,117	CLP	350,604	4/13/2020	HUS	29,513	—	29,513
USD	380,288	CLP	350,604	4/13/2020	HUS	29,684	—	29,684
USD	376,814	CLP	350,604	4/13/2020	HUS	26,210	—	26,210
USD	315,112	CLP	292,170	4/13/2020	HUS	22,942	—	22,942
USD	315,442	CLP	292,170	4/13/2020	HUS	23,272	—	23,272
USD	315,108	CLP	292,170	4/13/2020	HUS	22,938	—	22,938
USD	250,120	CLP	233,736	4/13/2020	HUS	16,384	—	16,384
USD	252,487	CLP	233,736	4/13/2020	HUS	18,751	—	18,751
USD	189,177	CLP	175,302	4/13/2020	HUS	13,875	—	13,875
USD	189,086	CLP	175,302	4/13/2020	HUS	13,784	—	13,784
USD	189,320	CLP	175,302	4/13/2020	HUS	14,018	—	14,018
USD	189,361	CLP	175,302	4/13/2020	HUS	14,059	—	14,059
USD	189,404	CLP	175,302	4/13/2020	HUS	14,102	—	14,102
USD	189,241	CLP	175,302	4/13/2020	HUS	13,939	—	13,939
USD	189,277	CLP	175,302	4/13/2020	HUS	13,975	—	13,975
USD	189,392	CLP	175,302	4/13/2020	HUS	14,090	—	14,090
USD	126,173	CLP	116,868	4/13/2020	HUS	9,305	—	9,305
USD	126,088	CLP	116,868	4/13/2020	HUS	9,220	—	9,220
USD	126,231	CLP	116,868	4/13/2020	HUS	9,363	—	9,363
USD	126,105	CLP	116,868	4/13/2020	HUS	9,237	—	9,237
USD	126,216	CLP	116,868	4/13/2020	HUS	9,348	—	9,348
USD	126,011	CLP	116,868	4/13/2020	HUS	9,143	—	9,143
USD	63,022	CLP	58,434	4/13/2020	HUS	4,588	—	4,588
EUR	9,527,087	USD	9,255,993	4/16/2020	HUS	271,094	—	271,094
USD	8,948,463	EUR	8,981,170	4/16/2020	HUS	—	(32,707)	(32,707)
BRL	96,021	USD	98,756	5/5/2020	HUS	—	(2,735)	(2,735)
BRL	115,225	USD	118,517	5/5/2020	HUS	—	(3,292)	(3,292)
BRL	192,041	USD	196,641	5/5/2020	HUS	—	(4,600)	(4,600)
USD	13,765,227	BRL	13,450,602	5/5/2020	HUS	314,625	—	314,625
USD	5,298,784	BRL	5,156,303	5/5/2020	HUS	142,481	—	142,481
USD	3,343,247	BRL	3,266,575	5/5/2020	HUS	76,672	—	76,672
USD	1,212,495	BRL	1,209,859	5/5/2020	HUS	2,636	—	2,636
USD	137,464	BRL	134,429	5/5/2020	HUS	3,035	—	3,035
USD	78,496	BRL	76,816	5/5/2020	HUS	1,680	—	1,680
USD	57,645	BRL	57,612	5/5/2020	HUS	33	—	33
USD	58,859	BRL	57,612	5/5/2020	HUS	1,247	—	1,247
USD	58,908	BRL	57,612	5/5/2020	HUS	1,296	—	1,296
USD	38,509	BRL	38,408	5/5/2020	HUS	101	—	101
USD	38,428	BRL	38,408	5/5/2020	HUS	20	—	20
USD	38,440	BRL	38,408	5/5/2020	HUS	32	—	32
USD	39,273	BRL	38,408	5/5/2020	HUS	865	—	865
USD	19,225	BRL	19,204	5/5/2020	HUS	21	—	21

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	19,220	BRL	19,204	5/5/2020	HUS	$16	$—	$16
USD	19,219	BRL	19,204	5/5/2020	HUS	15	—	15
USD	19,253	BRL	19,204	5/5/2020	HUS	49	—	49
USD	19,255	BRL	19,204	5/5/2020	HUS	51	—	51
USD	19,256	BRL	19,204	5/5/2020	HUS	52	—	52
USD	19,256	BRL	19,204	5/5/2020	HUS	52	—	52
USD	19,224	BRL	19,204	5/5/2020	HUS	20	—	20
USD	840,788	CNY	846,318	5/6/2020	HUS	—	(5,530)	(5,530)
USD	564,074	CNY	564,212	5/6/2020	HUS	—	(138)	(138)
USD	492,715	CNY	493,685	5/6/2020	HUS	—	(970)	(970)
USD	422,750	CNY	423,159	5/6/2020	HUS	—	(409)	(409)
USD	421,676	CNY	423,159	5/6/2020	HUS	—	(1,483)	(1,483)
USD	423,440	CNY	423,159	5/6/2020	HUS	281	—	281
USD	281,808	CNY	282,106	5/6/2020	HUS	—	(298)	(298)
USD	210,487	CNY	211,579	5/6/2020	HUS	—	(1,092)	(1,092)
USD	210,467	CNY	211,579	5/6/2020	HUS	—	(1,112)	(1,112)
USD	211,722	CNY	211,579	5/6/2020	HUS	143	—	143
USD	140,901	CNY	141,053	5/6/2020	HUS	—	(152)	(152)
USD	140,841	CNY	141,053	5/6/2020	HUS	—	(212)	(212)
USD	141,318	CNY	141,053	5/6/2020	HUS	265	—	265
USD	141,506	CNY	141,053	5/6/2020	HUS	453	—	453
USD	70,621	CNY	70,526	5/6/2020	HUS	95	—	95
USD	70,358	CNY	70,526	5/6/2020	HUS	—	(168)	(168)
USD	3,675,512	COP	3,630,826	5/21/2020	HUS	44,686	—	44,686
CLP	643,697	USD	648,792	6/5/2020	HUS	—	(5,095)	(5,095)
CLP	994,804	USD	1,003,370	6/5/2020	HUS	—	(8,566)	(8,566)
CLP	1,053,322	USD	1,063,283	6/5/2020	HUS	—	(9,961)	(9,961)
CLP	1,228,876	USD	1,240,124	6/5/2020	HUS	—	(11,248)	(11,248)
CLP	1,521,465	USD	1,535,637	6/5/2020	HUS	—	(14,172)	(14,172)
CLP	3,159,966	USD	3,125,000	6/5/2020	HUS	34,966	—	34,966
USD	20,611,786	CLP	20,071,638	6/5/2020	HUS	540,148	—	540,148
USD	14,701,541	CLP	14,746,509	6/5/2020	HUS	—	(44,968)	(44,968)
PEN	654,292	USD	675,087	5/19/2020	RBS	—	(20,795)	(20,795)
PEN	872,390	USD	853,777	5/19/2020	RBS	18,613	—	18,613
PEN	1,744,780	USD	1,707,310	5/19/2020	RBS	37,470	—	37,470
PEN	1,890,178	USD	1,950,663	5/19/2020	RBS	—	(60,485)	(60,485)
USD	804,887	PEN	799,691	5/19/2020	RBS	5,196	—	5,196
USD	731,915	PEN	726,992	5/19/2020	RBS	4,923	—	4,923
USD	585,531	PEN	581,593	5/19/2020	RBS	3,938	—	3,938
USD	589,622	PEN	581,593	5/19/2020	RBS	8,029	—	8,029
USD	512,340	PEN	508,894	5/19/2020	RBS	3,446	—	3,446
USD	515,935	PEN	508,894	5/19/2020	RBS	7,041	—	7,041
USD	441,250	PEN	436,195	5/19/2020	RBS	5,055	—	5,055
USD	441,345	PEN	436,195	5/19/2020	RBS	5,150	—	5,150
USD	442,246	PEN	436,195	5/19/2020	RBS	6,051	—	6,051
USD	441,345	PEN	436,195	5/19/2020	RBS	5,150	—	5,150
USD	441,358	PEN	436,195	5/19/2020	RBS	5,163	—	5,163
USD	441,358	PEN	436,195	5/19/2020	RBS	5,163	—	5,163
USD	368,514	PEN	363,496	5/19/2020	RBS	5,018	—	5,018
USD	294,829	PEN	290,797	5/19/2020	RBS	4,032	—	4,032
USD	221,122	PEN	218,097	5/19/2020	RBS	3,025	—	3,025
USD	147,437	PEN	145,398	5/19/2020	RBS	2,039	—	2,039
USD	147,102	PEN	145,398	5/19/2020	RBS	1,704	—	1,704
USD	73,560	PEN	72,699	5/19/2020	RBS	861	—	861

						$38,709,023	$(15,435,807)	$23,273,216

*	All values denominated in USD.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG
HUS	HSBC Bank (USA)
RBS	Royal Bank of Scotland PLC

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
Hang Seng	Hong Kong Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Index Abbreviations (continued):

TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
SGX	Singapore Stock Exchange.

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-term German Federal Bond.
Sugar #11	World Benchmark for raw sugar.
ULSD	Ultra-low-sulfur diesel.
WTI	West Texas Intermediate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$15,957,067	$1,014,285,685	$—	$1,030,242,752

Total Investments in Securities - Assets	$15,957,067	$1,014,285,685	$—	$1,030,242,752

Financial Derivative Instruments - Assets
Futures Contracts	$40,427,156	$43,411	$—	$40,470,567
Forward Foreign Currency Contracts	—	38,709,023	—	38,709,023

Total Financial Derivative Instruments - Assets	$40,427,156	$38,752,434	$—	$79,179,590

Financial Derivative Instruments - Liabilities
Futures Contracts	$(22,471,196)	$(269,473)	$—	$(22,740,669)
Forward Foreign Currency Contracts	—	(15,435,807)	—	(15,435,807)

Total Financial Derivative Instruments - Liabilities	$(22,471,196)	$(15,705,280)	$—	$(38,176,476)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 7.00%
Deutsche Bundesrepublik Inflation-Linked Bond, 0.500%, Due 4/15/2030, Series I/LA B C	EUR	3,149,130	$3,994,761
French Republic Government Bond OAT, 0.700%, Due 7/25/2030, Series OATEA B D	EUR	1,562,610	1,951,525
United Kingdom Gilt Inflation-Linked, 0.125%, Due 3/22/2029, Series 3MOA B	GBP	7,345,020	11,641,013

Total Foreign Sovereign Obligations (Cost $18,297,946)			17,587,299

U.S. TREASURY OBLIGATIONS - 3.70%
United States Treasury Inflation-Protected Security,
0.125%, Due 10/15/2024B	$	4,021,400	4,070,411
0.250%, Due 7/15/2029B		5,041,950	5,234,992

Total U.S. Treasury Obligations (Cost $9,307,680)			9,305,403

		Shares
SHORT-TERM INVESTMENTS - 81.67%
Investment Companies - 9.81%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C E F		24,657,489	24,657,489

	Principal Amount*
U.S. Treasury Obligations - 71.86%
U.S. Treasury Bills,
1.001%, Due 6/4/2020C	$	31,200,000	31,195,979
0.002%, Due 7/9/2020C		8,000,000	7,998,317
1.468%, Due 7/16/2020		46,500,000	46,489,217
0.693%, Due 8/27/2020		50,000,000	49,981,448
0.198%, Due 9/3/2020		23,000,000	22,990,444
0.004%, Due 9/24/2020C		22,000,000	21,989,890

Total U.S. Treasury Obligations			180,645,295

Total Short-Term Investments (Cost $204,962,185)			205,302,784

TOTAL INVESTMENTS - 92.37% (Cost $232,567,811)			232,195,486
OTHER ASSETS, NET OF LIABILITIES - 7.63%			19,188,095

TOTAL NET ASSETS - 100.00%			$251,383,581

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B	Inflation-Indexed Note.
C	All or a portion represents positions held by the American Beacon Cayman TargetRisk Co, Ltd.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,951,525 or 0.78% of net assets. The Fund has no right to demand registration of these securities.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

GILT - Bank of England Bonds.

OAT - Obligations Assimilables du Trésor.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Long Futures Contracts Open on March 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	2	April 2020	$178,837	$212,938	$34,101
BIST 30 Index Futures	30	April 2020	63,543	48,494	(15,049)
CAC 40 Index Futures	5	April 2020	214,783	242,362	27,579
DAX Index Futures	1	June 2020	246,251	273,174	26,923
Euro Stoxx 50 Index Futures	10	June 2020	259,728	302,966	43,238
FTSE 100 Index Futures	21	June 2020	1,341,561	1,469,970	128,409
FTSE China A50 Index Futures	2	April 2020	25,207	25,200	(7)
FTSE/JSE Top 40 Index Futures	3	June 2020	60,580	68,838	8,258
FTSE/MIB Index Futures	2	June 2020	164,279	186,654	22,375
Hang Seng China Enterprises Index Futures	2	April 2020	124,435	124,266	(169)
Hang Seng Index Futures	1	April 2020	153,450	152,978	(472)
MSCI SING IX ETS Futures	4	April 2020	81,022	79,193	(1,829)
MSCI Taiwan Stock Index Futures	2	April 2020	74,385	74,200	(185)
NASDAQ 100 E-Mini Futures	5	June 2020	788,832	778,625	(10,207)
Nikkei 225 (SGX) Futures	6	June 2020	547,810	524,529	(23,281)
OMXS30 Index Futures	5	April 2020	67,008	74,804	7,796
S&P 500 E-Mini Index Futures	10	June 2020	1,341,406	1,284,849	(56,557)
S&P/TSX 60 Index Futures	4	June 2020	417,749	462,844	45,095
SGX NIFTY 50 Index Futures	1	April 2020	16,847	17,141	294
SPI 200 Futures	1	June 2020	78,949	78,564	(385)
TOPIX Index Futures	2	June 2020	249,842	260,963	11,121

			$6,496,504	$6,743,552	$247,048

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond Futures	8	June 2020	$741,736	$741,125	$(611)
Australian 3-Year Bond Futures	11	June 2020	789,912	792,371	2,459
Canadian 10-Year Bond Futures	5	June 2020	502,918	522,774	19,856
Euro-Bobl Futures	15	June 2020	2,252,259	2,236,845	(15,414)
Euro-BTP Futures	5	June 2020	811,835	779,805	(32,030)
Euro-Bund Futures	2	June 2020	384,435	380,523	(3,912)
Euro-Buxl Futures	1	June 2020	239,969	231,498	(8,471)
Japanese 10-Year Government Bond Futures	4	June 2020	5,742,231	5,674,481	(67,750)
Korea 10-Year Government Bond Futures	3	June 2020	326,500	324,311	(2,189)
Korea 3-Year Government Bond Futures	4	June 2020	366,112	365,910	(202)
Long GILT Futures	10	June 2020	1,669,068	1,691,617	22,549
U.S. Long Bond Futures	11	June 2020	1,830,073	1,969,687	139,614
U.S. Treasury 10-Year Note Futures	12	June 2020	1,637,082	1,664,251	27,169
U.S. Treasury 2-Year Note Futures	5	June 2020	1,085,947	1,101,914	15,967
U.S. Treasury 5-Year Note Futures	8	June 2020	987,694	1,002,875	15,181
U.S. Ultra Bond Futures	5	June 2020	1,007,125	1,109,375	102,250

			$20,374,896	$20,589,362	$214,466

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on March 31, 2020:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2020(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	12/20/2024	0.9629	USD	5,000	$8,445	$6,778	$(1,667)
iTraxx Europe Senior Financials	1.00	Quarterly	12/20/2024	1.1247	EUR	5,000	(31,585)	(33,581)	(1,996)

							$(23,140)	$(26,803)	$(3,663)

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2020(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials	1.00	Quarterly	12/20/2024	0.9554	EUR	5,000	$(87,776)	$13,241	$101,017
iTraxx Europe Senior Financials	1.00	Quarterly	6/20/2025	0.8925	EUR	5,000	30,279	32,263	1,984
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	12/20/2024	1.0792	USD	5,000	(50,073)	(16,286)	33,787
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	6/20/2025	1.1000	USD	5,000	(24,890)	(23,228)	1,662

							$(132,460)	$5,990	$138,450

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Swap Agreements Outstanding on March 31, 2020:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Monthly	4/6/2020	26,000	2,465,998	$(4,446)	$(430,337)

									$(4,446)	$(430,337)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	12,806,966	GBP	13,048,886	4/16/2020	SSB	$—	$(241,920)	$(241,920)
USD	9,052,528	EUR	8,973,010	4/16/2020	SSB	79,518	—	79,518
USD	6,994,773	EUR	6,933,330	4/16/2020	SSB	61,443	—	61,443
USD	70,114	CAD	71,180	4/16/2020	SSB	—	(1,066)	(1,066)
USD	1,685,332	EUR	1,689,734	4/16/2020	SSB	—	(4,402)	(4,402)
USD	28,120	GBP	29,000	4/16/2020	SSB	—	(880)	(880)
USD	904	JPY	913	4/16/2020	SSB	—	(9)	(9)
USD	68,499	EUR	70,373	4/16/2020	SSB	—	(1,874)	(1,874)
USD	1,735	TRY	1,715	4/16/2020	SSB	20	—	20
USD	37,549	CAD	37,923	4/16/2020	SSB	—	(374)	(374)
USD	37,944	GBP	40,036	4/16/2020	SSB	—	(2,092)	(2,092)
USD	12,669	AUD	13,143	4/16/2020	SSB	—	(474)	(474)
USD	5,411	ZAR	5,243	4/16/2020	SSB	168	—	168
USD	28,156	JPY	28,826	4/16/2020	SSB	—	(670)	(670)
USD	17,019	AUD	18,078	4/16/2020	SSB	—	(1,059)	(1,059)
USD	1,021	ZAR	1,022	4/16/2020	SSB	—	(1)	(1)
USD	1,641	TRY	1,642	4/16/2020	SSB	—	(1)	(1)
USD	1,836	HKD	1,838	4/16/2020	SSB	—	(2)	(2)
EUR	1,856,879	USD	1,852,042	4/16/2020	SSB	4,837	—	4,837
GBP	1,868,604	USD	1,744,091	4/16/2020	SSB	124,513	—	124,513
HKD	93,069	USD	93,013	4/16/2020	SSB	56	—	56
EUR	425,927	USD	413,616	4/16/2020	SSB	12,311	—	12,311
EUR	1,166,335	USD	1,137,598	4/16/2020	SSB	28,737	—	28,737
EUR	2,586,220	USD	2,539,962	4/16/2020	SSB	46,258	—	46,258
EUR	3,085,564	USD	3,030,375	4/16/2020	SSB	55,189	—	55,189

						$413,050	$(254,824)	$158,226

*	All values denominated in USD.

Glossary:
Counterparty Abbreviations:
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Index Abbreviations:
BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
BIST 30	Bora Istanbul 30 Index.
CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2020 (Unaudited)

Index Abbreviations (continued):
Hang Seng	Hong Kong Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI SING IX ETS	Morgan Stanley Capital International Singapore Exchange-Traded Funds.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.
Exchange Abbreviations:
JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.
OTC	Over-the-Counter.
Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
GILT	Bank of England Bonds.
ITraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$17,587,299	$—	$17,587,299
U.S. Treasury Obligations	—	9,305,403	—	9,305,403
Short-Term Investments	24,657,489	180,645,295	—	205,302,784

Total Investments in Securities - Assets	$24,657,489	$207,537,997	$—	$232,195,486

Financial Derivative Instruments - Assets
Futures Contracts	$700,234	$—	$—	$700,234
Swap Contract Agreements	—	138,450	—	138,450
Forward Foreign Currency Contracts	—	413,050	—	413,050

Total Financial Derivative Instruments - Assets	$700,234	$551,500	$—	$1,251,734

Financial Derivative Instruments - Liabilities
Futures Contracts	$(238,720)	$—	$—	$(238,720)
Swap Contract Agreements	—	(434,000)	—	(434,000)
Forward Foreign Currency Contracts	—	(254,824)	—	(254,824)

Total Financial Derivative Instruments - Liabilities	$(238,720)	$(688,824)	$—	$(927,544)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.36%
Communication Services - 1.27%
Media - 1.27%
Nexstar Media Group, Inc., Class A	7,475	$431,532

Consumer Discretionary - 7.91%
Auto Components - 1.18%
LCI Industries	6,003	401,181

Automobiles - 0.47%
Winnebago Industries, Inc.	5,688	158,183

Hotels, Restaurants & Leisure - 1.87%
Marriott Vacations Worldwide Corp.	3,509	195,030
Texas Roadhouse, Inc.	10,598	437,698

		632,728

Household Durables - 0.80%
MDC Holdings, Inc.	11,695	271,324

Leisure Products - 1.92%
Brunswick Corp.	8,212	290,458
Johnson Outdoors, Inc., Class A	5,770	361,779

		652,237

Specialty Retail - 1.44%
Dick’s Sporting Goods, Inc.	13,050	277,443
Winmark Corp.	1,646	209,733

		487,176

Textiles, Apparel & Luxury Goods - 0.23%
Superior Group of Cos., Inc.	9,199	77,824

Total Consumer Discretionary		2,680,653

Consumer Staples - 8.48%
Food Products - 6.37%
Calavo Growers, Inc.	7,029	405,503
J&J Snack Foods Corp.	6,297	761,937
John B Sanfilippo & Son, Inc.	2,413	215,722
Lancaster Colony Corp.	5,355	774,547

		2,157,709

Personal Products - 2.11%
Inter Parfums, Inc.	15,451	716,154

Total Consumer Staples		2,873,863

Energy - 0.87%
Oil, Gas & Consumable Fuels - 0.87%
World Fuel Services Corp.	11,710	294,858

Financials - 9.51%
Banks - 4.31%
First Financial Bancorp	36,990	551,521
First Interstate BancSystem, Inc., Class A	19,279	556,006
Glacier Bancorp, Inc.	6,622	225,181
TCF Financial Corp.	5,688	128,890

		1,461,598

Capital Markets - 1.13%
Evercore, Inc., Class A	8,329	383,634

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.36% (continued)
Financials - 9.51% (continued)
Insurance - 4.07%
Horace Mann Educators Corp.	18,336	$670,914
Kinsale Capital Group, Inc.	6,780	708,714

		1,379,628

Total Financials		3,224,860

Health Care - 19.72%
Health Care Equipment & Supplies - 8.36%
Atrion Corp.	634	412,100
Cantel Medical Corp.A	7,393	265,409
CONMED Corp.	12,874	737,294
LeMaitre Vascular, Inc.A	26,252	654,200
Mesa Laboratories, Inc.	3,384	765,088

		2,834,091

Health Care Providers & Services - 6.11%
Chemed Corp.	3,002	1,300,467
US Physical Therapy, Inc.	11,176	771,144

		2,071,611

Health Care Technology - 2.40%
Simulations Plus, Inc.	23,308	813,915

Life Sciences Tools & Services - 2.85%
Luminex Corp.	35,087	965,945

Total Health Care		6,685,562

Industrials - 21.13%
Aerospace & Defense - 3.61%
BWX Technologies, Inc.	17,629	858,709
Curtiss-Wright Corp.	3,942	364,280

		1,222,989

Building Products - 3.99%
AAON, Inc.	8,240	398,157
Simpson Manufacturing Co., Inc.	7,472	463,114
Universal Forest Products, Inc.	13,243	492,507

		1,353,778

Commercial Services & Supplies - 6.04%
MSA Safety, Inc.	7,504	759,405
Ritchie Bros Auctioneers, Inc.	16,276	556,314
Tetra Tech, Inc.	10,357	731,411

		2,047,130

Construction & Engineering - 0.72%
Quanta Services, Inc.	7,688	243,940

Machinery - 4.97%
Federal Signal Corp.	31,663	863,767
John Bean Technologies Corp.	6,665	495,009
Watts Water Technologies, Inc., Class A	3,860	326,749

		1,685,525

Professional Services - 0.97%
Barrett Business Services, Inc.	8,254	327,189

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.36% (continued)
Industrials - 21.13% (continued)
Trading Companies & Distributors - 0.83%
Watsco, Inc.	1,770	$279,713

Total Industrials		7,160,264

Information Technology - 16.90%
IT Services - 6.33%
CSG Systems International, Inc.	22,425	938,486
Hackett Group, Inc.	31,196	396,813
ManTech International Corp., Class A	11,125	808,454

		2,143,753

Semiconductors & Semiconductor Equipment - 5.28%
Brooks Automation, Inc.	12,950	394,975
Cabot Microelectronics Corp.	1,941	221,546
Monolithic Power Systems, Inc.	2,761	462,357
Power Integrations, Inc.	5,678	501,538
Silicon Motion Technology Corp., ADR	5,709	209,292

		1,789,708

Software - 5.29%
Pegasystems, Inc.	13,392	953,912
Progress Software Corp.	17,749	567,968
QAD, Inc., Class A	6,829	272,682

		1,794,562

Total Information Technology		5,728,023

Materials - 4.16%
Chemicals - 4.16%
Balchem Corp.	7,475	737,932
PolyOne Corp.	9,326	176,914
Stepan Co.	5,592	494,668

		1,409,514

Total Materials		1,409,514

Real Estate - 3.24%
Equity Real Estate Investment Trusts (REITs) - 3.24%
CoreSite Realty Corp.	5,561	644,520
First Industrial Realty Trust, Inc.	13,655	453,755

		1,098,275

Total Real Estate		1,098,275

Utilities - 4.17%
Electric Utilities - 0.45%
ALLETE, Inc.	2,508	152,185

Gas Utilities - 3.72%
Chesapeake Utilities Corp.	5,884	504,318
ONE Gas, Inc.	9,037	755,674

		1,259,992

Total Utilities		1,412,177

Total Common Stocks (Cost $33,893,797)		32,999,581

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.76%
Investment Companies - 1.76%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%B C	596,157	$596,157

Total Short-Term Investments (Cost $596,157)		596,157

TOTAL INVESTMENTS - 99.12% (Cost $34,489,954)		33,595,738
OTHER ASSETS, NET OF LIABILITIES - 0.88%		299,441

TOTAL NET ASSETS - 100.00%		$33,895,179

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2020.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ADR - American Depositary Receipt.

Long Futures Contracts Open on March 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	12	June 2020	$670,653	$688,560	$17,907

			$670,653	$688,560	$17,907

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$32,999,581	$—	$—	$32,999,581
Short-Term Investments	596,157	—	—	596,157

Total Investments in Securities - Assets	$33,595,738	$—	$—	$33,595,738

Financial Derivative Instruments - Assets
Futures Contracts	$17,907	$—	$—	$17,907

Total Financial Derivative Instruments - Assets	$17,907	$—	$—	$17,907

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.84%
Communication Services - 8.32%
Entertainment - 3.12%
Roku, Inc.A B	19,100	$1,670,868
Walt Disney Co.	32,100	3,100,860

		4,771,728

Interactive Media & Services - 1.39%
Match Group, Inc.A B	32,100	2,119,884

Media - 2.32%
Cable One, Inc.	500	827,660
Sirius XM Holdings, Inc.A	552,200	2,727,868

		3,555,528

Wireless Telecommunication Services - 1.49%
T-Mobile US, Inc.B	27,100	2,273,690

Total Communication Services		12,720,830

Consumer Discretionary - 13.58%
Hotels, Restaurants & Leisure - 0.71%
Yum! Brands, Inc.	15,800	1,082,774

Internet & Direct Marketing Retail - 3.74%
Amazon.com, Inc.B	2,600	5,069,272
Wayfair, Inc., Class AA B	12,000	641,280

		5,710,552

Multiline Retail - 2.46%
Dollar General Corp.	14,500	2,189,645
Target Corp.	16,900	1,571,193

		3,760,838

Specialty Retail - 5.08%
AutoZone, Inc.B	1,700	1,438,200
Best Buy Co., Inc.	35,600	2,029,200
Burlington Stores, Inc.B	6,400	1,014,144
O’Reilly Automotive, Inc.B	5,200	1,565,460
TJX Cos., Inc.	36,000	1,721,160

		7,768,164

Textiles, Apparel & Luxury Goods - 1.59%
Lululemon Athletica, Inc.B	12,800	2,426,240

Total Consumer Discretionary		20,748,568

Consumer Staples - 5.53%
Beverages - 1.51%
Monster Beverage Corp.B	41,100	2,312,286

Food Products - 1.29%
Hershey Co.	14,800	1,961,000

Household Products - 1.25%
Procter & Gamble Co.	17,400	1,914,000

Personal Products - 1.48%
Estee Lauder Cos., Inc., Class A	14,200	2,262,628

Total Consumer Staples		8,449,914

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.84% (continued)
Financials - 6.16%
Capital Markets - 2.39%
Ameriprise Financial, Inc.	13,000	$1,332,240
Charles Schwab Corp.	39,557	1,329,906
Intercontinental Exchange, Inc.	12,300	993,225

		3,655,371

Consumer Finance - 0.85%
Capital One Financial Corp.	9,500	478,990
Synchrony Financial	50,600	814,154

		1,293,144

Insurance - 2.92%
Athene Holding Ltd., Class AB	47,800	1,186,396
Marsh & McLennan Cos., Inc.	16,900	1,461,174
Progressive Corp.	24,600	1,816,464

		4,464,034

Total Financials		9,412,549

Health Care - 16.15%
Biotechnology - 4.55%
Biogen, Inc.B	8,000	2,531,040
Exact Sciences Corp.A B	23,200	1,345,600
Seattle Genetics, Inc.B	18,700	2,157,606
Vertex Pharmaceuticals, Inc.B	3,900	928,005

		6,962,251

Health Care Equipment & Supplies - 4.44%
Edwards Lifesciences Corp.B	10,800	2,037,096
Insulet Corp.B	13,100	2,170,408
ResMed, Inc.	17,500	2,577,575

		6,785,079

Health Care Providers & Services - 6.03%
Anthem, Inc.	6,800	1,543,872
Centene Corp.B	34,700	2,061,527
Cigna Corp.B	9,400	1,665,492
UnitedHealth Group, Inc.	15,800	3,940,204

		9,211,095

Pharmaceuticals - 1.13%
Zoetis, Inc.	14,700	1,730,043

Total Health Care		24,688,468

Industrials - 7.58%
Airlines - 2.16%
Alaska Air Group, Inc.	29,800	848,406
Delta Air Lines, Inc.	50,000	1,426,500
United Airlines Holdings, Inc.B	32,500	1,025,375

		3,300,281

Commercial Services & Supplies - 4.15%
Copart, Inc.B	7,440	509,789
Republic Services, Inc.	10,100	758,106
Rollins, Inc.	59,600	2,153,944
Waste Management, Inc.	31,600	2,924,896

		6,346,735

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.84% (continued)
Industrials - 7.58% (continued)
Professional Services - 1.27%
IHS Markit Ltd.	32,400	$1,944,000

Total Industrials		11,591,016

Information Technology - 35.16%
Electronic Equipment, Instruments & Components - 1.26%
CDW Corp.	20,700	1,930,689

IT Services - 7.25%
Fidelity National Information Services, Inc.	17,600	2,140,864
Genpact Ltd.	48,000	1,401,600
PayPal Holdings, Inc.B	27,200	2,604,128
Square, Inc., Class AB	40,800	2,137,104
VeriSign, Inc.B	11,900	2,143,071
Western Union Co.A	35,700	647,241

		11,074,008

Semiconductors & Semiconductor Equipment - 4.41%
Advanced Micro Devices, Inc.B	53,700	2,442,276
Micron Technology, Inc.B	102,100	4,294,326

		6,736,602

Software - 16.42%
ANSYS, Inc.B	7,700	1,790,019
Cadence Design Systems, Inc.B	48,400	3,196,336
Coupa Software, Inc.A B	12,800	1,788,544
Fair Isaac Corp.B	4,700	1,446,143
HubSpot, Inc.B	11,000	1,465,090
Microsoft Corp.	30,100	4,747,071
RingCentral, Inc., Class AA B	16,400	3,475,324
ServiceNow, Inc.B	8,000	2,292,640
VMware, Inc., Class AA B	9,500	1,150,450
Workday, Inc., Class AB	15,700	2,044,454
Zendesk, Inc.B	26,600	1,702,666

		25,098,737

Technology Hardware, Storage & Peripherals - 5.82%
Apple, Inc.	19,600	4,984,084
Dell Technologies, Inc., Class CB	47,253	1,868,856
HP, Inc.	117,500	2,039,800

		8,892,740

Total Information Technology		53,732,776

Materials - 0.65%
Chemicals - 0.65%
CF Industries Holdings, Inc.	36,400	990,080

Real Estate - 3.71%
Equity Real Estate Investment Trusts (REITs) - 3.71%
American Homes 4 Rent, Class A	35,500	823,600
Crown Castle International Corp.	19,100	2,758,040
Equity LifeStyle Properties, Inc.	36,400	2,092,272

		5,673,912

Total Real Estate		5,673,912

Total Common Stocks (Cost $153,383,169)		148,008,113

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.46%
Investment Companies - 3.35%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C D	5,124,466	$5,124,466

	Principal Amount
U.S. Treasury Obligations - 0.11%
U.S. Treasury Bill, 1.548%, Due 8/6/2020E	$170,000	169,949

Total Short-Term Investments (Cost $5,293,557)		5,294,415

	Shares
SECURITIES LENDING COLLATERAL - 1.39% (Cost $2,124,416)
Investment Companies - 1.39%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C D	2,124,416	2,124,416

TOTAL INVESTMENTS - 101.69% (Cost $160,801,142)		155,426,944
LIABILITIES, NET OF OTHER ASSETS - (1.69%)		(2,579,192)

TOTAL NET ASSETS - 100.00%		$152,847,752

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2020.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	This security or a piece thereof is held as segregated collateral.

Long Futures Contracts Open on March 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	39	June 2020	$4,961,960	$5,010,915	$48,955

			$4,961,960	$5,010,915	$48,955

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$148,008,113	$—	$—	$148,008,113
Short-Term Investments	5,124,466	169,949	—	5,294,415
Securities Lending Collateral	2,124,416	—	—	2,124,416

Total Investments in Securities - Assets	$155,256,995	$169,949	$—	$155,426,944

Financial Derivative Instruments - Assets
Futures Contracts	$48,955	$—	$—	$48,955

Total Financial Derivative Instruments – Assets	$48,955	$—	$—	$48,955

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.35%
Communication Services - 6.67%
Diversified Telecommunication Services - 2.31%
AT&T, Inc.	793,800	$23,139,270
CenturyLink, Inc.	2,470,800	23,373,768

		46,513,038

Entertainment - 1.11%
Walt Disney Co.	232,500	22,459,500

Media - 3.25%
Charter Communications, Inc., Class AA	58,200	25,393,242
Discovery, Inc., Class AA B	1,092,500	21,238,200
DISH Network Corp., Class AA	941,300	18,816,587

		65,448,029

Total Communication Services		134,420,567

Consumer Discretionary - 8.02%
Auto Components - 0.92%
Lear Corp.	228,600	18,573,750

Automobiles - 1.31%
Ford Motor Co.	1,717,440	8,295,235
General Motors Co.	877,280	18,229,879

		26,525,114

Hotels, Restaurants & Leisure - 2.34%
McDonald’s Corp.	167,300	27,663,055
Yum! Brands, Inc.	285,331	19,553,733

		47,216,788

Household Durables - 0.82%
PulteGroup, Inc.	738,900	16,492,248

Internet & Direct Marketing Retail - 0.67%
eBay, Inc.	448,400	13,478,904

Multiline Retail - 1.48%
Kohl’s Corp.	426,900	6,228,471
Macy’s, Inc.B	792,000	3,888,720
Target Corp.	211,600	19,672,452

		29,789,643

Specialty Retail - 0.48%
AutoZone, Inc.A	11,400	9,644,400

Total Consumer Discretionary		161,720,847

Consumer Staples - 13.07%
Beverages - 1.34%
Brown-Forman Corp., Class BB	486,500	27,005,615

Food & Staples Retailing - 3.45%
Kroger Co.	715,700	21,556,884
Walgreens Boots Alliance, Inc.	607,700	27,802,275
Walmart, Inc.	178,000	20,224,360

		69,583,519

Food Products - 5.56%
Campbell Soup Co.	572,400	26,421,984
General Mills, Inc.	465,501	24,564,488

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.35% (continued)
Consumer Staples - 13.07% (continued)
Food Products - 5.56% (continued)
Hershey Co.	216,600	$28,699,500
Hormel Foods Corp.B	694,100	32,372,824

		112,058,796

Household Products - 2.72%
Clorox Co.	86,200	14,934,150
Procter & Gamble Co.	362,800	39,908,000

		54,842,150

Total Consumer Staples		263,490,080

Energy - 4.74%
Oil, Gas & Consumable Fuels - 4.74%
ConocoPhillips	689,700	21,242,760
Devon Energy Corp.	1,371,994	9,480,478
HollyFrontier Corp.	653,100	16,007,481
Marathon Oil Corp.	2,336,400	7,686,756
Marathon Petroleum Corp.	718,700	16,975,694
Phillips 66	450,100	24,147,865

		95,541,034

Total Energy		95,541,034

Financials - 23.58%
Banks - 7.82%
Bank of America Corp.	1,366,600	29,012,918
Citigroup, Inc.	559,600	23,570,352
Fifth Third Bancorp	1,055,300	15,671,205
Huntington Bancshares, Inc.	2,398,800	19,694,148
KeyCorp	1,117,500	11,588,475
Regions Financial Corp.	2,127,200	19,080,984
US Bancorp	582,900	20,080,905
Wells Fargo & Co.	663,300	19,036,710

		157,735,697

Capital Markets - 4.12%
Ameriprise Financial, Inc.	228,700	23,437,176
Franklin Resources, Inc.	881,900	14,718,911
Intercontinental Exchange, Inc.	300,000	24,225,000
Morgan Stanley	610,600	20,760,400

		83,141,487

Consumer Finance - 3.10%
Ally Financial, Inc.	984,500	14,206,335
Capital One Financial Corp.	401,400	20,238,588
Discover Financial Services	317,936	11,340,777
Synchrony Financial	1,042,200	16,768,998

		62,554,698

Diversified Financial Services - 1.13%
Voya Financial, Inc.	560,700	22,736,385

Insurance - 7.41%
Aflac, Inc.	580,200	19,866,048
Allstate Corp.	293,245	26,899,364
American Financial Group, Inc.	218,800	15,333,504
Cincinnati Financial Corp.	199,300	15,037,185
MetLife, Inc.	545,300	16,669,821
Principal Financial Group, Inc.	593,800	18,609,692
Prudential Financial, Inc.	410,200	21,387,828

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.35% (continued)
Financials - 23.58% (continued)
Insurance - 7.41% (continued)
Reinsurance Group of America, Inc.	186,000	$15,650,040

		149,453,482

Total Financials		475,621,749

Health Care - 11.60%
Biotechnology - 3.81%
Amgen, Inc.	191,900	38,903,887
Biogen, Inc.A	119,900	37,933,962

		76,837,849

Health Care Equipment & Supplies - 1.18%
Medtronic PLC	265,100	23,906,718

Health Care Providers & Services - 2.38%
Anthem, Inc.	96,000	21,795,840
HCA Healthcare, Inc.	292,300	26,263,155

		48,058,995

Pharmaceuticals - 4.23%
Jazz Pharmaceuticals PLCA	205,500	20,496,570
Mylan N.V.A	1,733,200	25,842,012
Pfizer, Inc.	1,191,400	38,887,296

		85,225,878

Total Health Care		234,029,440

Industrials - 10.84%
Airlines - 1.23%
Delta Air Lines, Inc.	446,900	12,750,057
United Airlines Holdings, Inc.A	383,800	12,108,890

		24,858,947

Building Products - 0.78%
Johnson Controls International PLC	585,600	15,787,776

Commercial Services & Supplies - 2.87%
Republic Services, Inc.	355,500	26,683,830
Waste Management, Inc.	336,300	31,127,928

		57,811,758

Electrical Equipment - 1.16%
AMETEK, Inc.	326,000	23,478,520

Machinery - 1.12%
Fortive Corp.	410,700	22,666,533

Professional Services - 1.14%
IHS Markit Ltd.	381,700	22,902,000

Road & Rail - 1.43%
Norfolk Southern Corp.	197,000	28,762,000

Trading Companies & Distributors - 1.11%
Fastenal Co.	717,000	22,406,250

Total Industrials		218,673,784

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.35% (continued)
Information Technology - 9.18%
Communications Equipment - 0.54%
Cisco Systems, Inc.	277,900	$10,924,249

IT Services - 2.32%
Amdocs Ltd.	397,200	21,834,084
DXC Technology Co.	349,300	4,558,365
Fidelity National Information Services, Inc.	167,900	20,423,356

		46,815,805

Semiconductors & Semiconductor Equipment - 2.78%
Intel Corp.	246,600	13,345,992
Micron Technology, Inc.A	789,300	33,197,958
QUALCOMM, Inc.	141,800	9,592,770

		56,136,720

Software - 0.65%
Oracle Corp.	269,500	13,024,935

Technology Hardware, Storage & Peripherals - 2.89%
Hewlett Packard Enterprise Co.	1,924,900	18,690,779
HP, Inc.	734,100	12,743,976
Western Digital Corp.	645,600	26,869,872

		58,304,627

Total Information Technology		185,206,336

Materials - 2.26%
Chemicals - 1.37%
CF Industries Holdings, Inc.	200,141	5,443,835
LyondellBasell Industries N.V., Class A	449,400	22,303,722

		27,747,557

Metals & Mining - 0.89%
Freeport-McMoRan, Inc.	2,651,800	17,899,650

Total Materials		45,647,207

Real Estate - 3.58%
Equity Real Estate Investment Trusts (REITs) - 3.58%
Host Hotels & Resorts, Inc.	1,937,700	21,392,208
Realty Income Corp.	472,900	23,578,794
Sun Communities, Inc.	218,600	27,292,210

		72,263,212

Total Real Estate		72,263,212

Utilities - 3.81%
Electric Utilities - 1.31%
Southern Co.	488,600	26,452,804

Independent Power & Renewable Electricity Producers - 1.01%
AES Corp.	1,498,800	20,383,680

Multi-Utilities - 1.49%
Public Service Enterprise Group, Inc.	448,800	20,155,608

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.35% (continued)
Utilities - 3.81% (continued)
Multi-Utilities - 1.49% (continued)
Sempra Energy	87,500	$9,886,625

		30,042,233

Total Utilities		76,878,717

Total Common Stocks (Cost $2,531,245,147)		1,963,492,973

SHORT-TERM INVESTMENTS - 2.72%
Investment Companies - 2.56%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C D	51,733,220	51,733,220

	Principal Amount
U.S. Treasury Obligations - 0.16%
U.S. Treasury Bill, 1.548%, Due 8/6/2020E	$3,200,000	3,199,038

Total Short-Term Investments (Cost $54,916,112)		54,932,258

TOTAL INVESTMENTS - 100.07% (Cost $2,586,161,259)		2,018,425,231
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(1,388,499)

TOTAL NET ASSETS - 100.00%		$2,017,036,732

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	This security or a piece thereof is held as segregated collateral.

PLC - Public Limited Company.

Long Futures Contracts Open on March 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	430	June 2020	$51,192,132	$55,248,550	$4,056,418

			$51,192,132	$55,248,550	$4,056,418

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,963,492,973	$—	$—	$1,963,492,973
Short-Term Investments	51,733,220	3,199,038	—	54,932,258

Total Investments in Securities - Assets	$2,015,226,193	$3,199,038	$—	$2,018,425,231

Financial Derivative Instruments - Assets
Futures Contracts	$4,056,418	$—	$—	$4,056,418

Total Financial Derivative Instruments - Assets	$4,056,418	$—	$—	$4,056,418

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.87%
Communication Services - 7.13%
Entertainment - 5.83%
Electronic Arts, Inc.A	32,265	$3,231,985
Live Nation Entertainment, Inc.A	100,029	4,547,318
Spotify Technology S.A.A	28,808	3,498,444
Take-Two Interactive Software, Inc.A	36,135	4,285,972

		15,563,719

Interactive Media & Services - 1.30%
IAC/InterActiveCorpA	19,396	3,476,345

Total Communication Services		19,040,064

Consumer Discretionary - 11.24%
Diversified Consumer Services - 1.09%
Bright Horizons Family Solutions, Inc.A	28,498	2,906,796

Hotels, Restaurants & Leisure - 1.99%
Domino’s Pizza, Inc.	16,415	5,319,609

Internet & Direct Marketing Retail - 1.53%
MercadoLibre, Inc.A	8,337	4,073,292

Multiline Retail - 1.72%
Dollar Tree, Inc.A	24,317	1,786,570
Ollie’s Bargain Outlet Holdings, Inc.A B	60,775	2,816,314

		4,602,884

Specialty Retail - 3.91%
Aaron’s, Inc.	74,319	1,692,987
Burlington Stores, Inc.A	26,781	4,243,717
Five Below, Inc.A	20,787	1,462,989
Ross Stores, Inc.	34,961	3,040,558

		10,440,251

Textiles, Apparel & Luxury Goods - 1.00%
Lululemon Athletica, Inc.A	14,119	2,676,256

Total Consumer Discretionary		30,019,088

Consumer Staples - 2.51%
Beverages - 2.51%
Brown-Forman Corp., Class B	51,526	2,860,208
Monster Beverage Corp.A	68,149	3,834,063

		6,694,271

Total Consumer Staples		6,694,271

Energy - 1.26%
Oil, Gas & Consumable Fuels - 1.26%
Cabot Oil & Gas Corp.	117,298	2,016,353
Parsley Energy, Inc., Class A	71,026	406,979
Pioneer Natural Resources Co.	13,422	941,553

		3,364,885

Total Energy		3,364,885

Financials - 5.96%
Banks - 0.92%
SVB Financial GroupA	16,339	2,468,496

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.87% (continued)
Financials - 5.96% (continued)
Capital Markets - 3.69%
MarketAxess Holdings, Inc.	16,577	$5,513,013
Tradeweb Markets, Inc., Class A	103,563	4,353,789

		9,866,802

Consumer Finance - 1.35%
FirstCash, Inc.	50,060	3,591,304

Total Financials		15,926,602

Health Care - 22.45%
Biotechnology - 1.17%
Alexion Pharmaceuticals, Inc.A	17,408	1,563,065
Exelixis, Inc.A	90,506	1,558,513

		3,121,578

Health Care Equipment & Supplies - 11.07%
Align Technology, Inc.A	9,344	1,625,389
DexCom, Inc.A	26,088	7,024,716
Hologic, Inc.A	67,346	2,363,845
IDEXX Laboratories, Inc.A	22,101	5,353,746
Insulet Corp.A	13,577	2,249,437
Intuitive Surgical, Inc.A	7,134	3,532,828
ResMed, Inc.	36,843	5,426,605
Varian Medical Systems, Inc.A	19,633	2,015,524

		29,592,090

Health Care Providers & Services - 1.16%
Acadia Healthcare Co., Inc.A	62,323	1,143,627
Henry Schein, Inc.A	38,679	1,954,063

		3,097,690

Health Care Technology - 2.96%
Cerner Corp.	52,387	3,299,857
Teladoc Health, Inc.A	8,042	1,246,591
Veeva Systems, Inc., Class AA	21,473	3,357,733

		7,904,181

Life Sciences Tools & Services - 5.58%
ICON PLCA	27,777	3,777,672
Illumina, Inc.A	16,494	4,504,841
PRA Health Sciences, Inc.A	33,635	2,793,051
QIAGEN N.V.A	91,967	3,825,827

		14,901,391

Pharmaceuticals - 0.51%
Pacira BioSciences, Inc.A	40,861	1,370,069

Total Health Care		59,986,999

Industrials - 13.75%
Aerospace & Defense - 2.22%
HEICO Corp., Class A	31,992	2,044,289
L3Harris Technologies, Inc.	21,600	3,890,592

		5,934,881

Air Freight & Logistics - 0.48%
CH Robinson Worldwide, Inc.B	19,491	1,290,304

Commercial Services & Supplies - 1.68%
Copart, Inc.A	65,423	4,482,784

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.87% (continued)
Industrials - 13.75% (continued)
Electrical Equipment - 1.32%
Rockwell Automation, Inc.	16,183	$2,442,176
Sensata Technologies Holding PLCA	37,803	1,093,641

		3,535,817

Industrial Conglomerates - 1.07%
Roper Technologies, Inc.	9,147	2,852,126

Professional Services - 5.20%
CoStar Group, Inc.A	8,921	5,238,501
IHS Markit Ltd.	50,262	3,015,720
Verisk Analytics, Inc.	40,514	5,646,841

		13,901,062

Road & Rail - 0.89%
JB Hunt Transport Services, Inc.	25,783	2,377,966

Trading Companies & Distributors - 0.89%
Fastenal Co.	75,563	2,361,344

Total Industrials		36,736,284

Information Technology - 33.57%
Electronic Equipment, Instruments & Components - 4.44%
Cognex Corp.	70,557	2,978,916
FLIR Systems, Inc.	62,319	1,987,353
IPG Photonics Corp.A B	18,061	1,991,767
Keysight Technologies, Inc.A	34,029	2,847,547
National Instruments Corp.	62,007	2,051,191

		11,856,774

IT Services - 7.34%
Euronet Worldwide, Inc.A	26,372	2,260,608
Fiserv, Inc.A	37,411	3,553,671
Global Payments, Inc.	33,760	4,869,205
Shopify, Inc., Class AA	10,949	4,564,966
Square, Inc., Class AA	42,542	2,228,350
WEX, Inc.A	20,440	2,137,002

		19,613,802

Semiconductors & Semiconductor Equipment - 3.35%
Microchip Technology, Inc.B	54,380	3,686,964
NXP Semiconductors N.V.	15,370	1,274,634
ON Semiconductor Corp.A	78,011	970,457
Xilinx, Inc.	38,667	3,013,706

		8,945,761

Software - 18.44%
ANSYS, Inc.A	12,578	2,924,008
Aspen Technology, Inc.A	38,298	3,640,991
Autodesk, Inc.A	28,427	4,437,455
Cadence Design Systems, Inc.A	82,271	5,433,177
Coupa Software, Inc.A B	6,154	859,898
DocuSign, Inc.A	46,420	4,289,208
Dropbox, Inc., Class AA	122,936	2,225,142
Envestnet, Inc.A	46,782	2,515,936
Fortinet, Inc.A	30,597	3,095,498
Guidewire Software, Inc.A	11,286	895,093
Palo Alto Networks, Inc.A	15,470	2,536,461
Proofpoint, Inc.A	28,108	2,883,600
PTC, Inc.A	32,958	2,017,359

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.87% (continued)
Information Technology - 33.57% (continued)
Software - 18.44% (continued)
RingCentral, Inc., Class AA B	20,480	$4,339,917
Splunk, Inc.A	29,414	3,712,929
Tyler Technologies, Inc.A	11,692	3,467,379

		49,274,051

Total Information Technology		89,690,388

Total Common Stocks (Cost $250,191,770)		261,458,581

SHORT-TERM INVESTMENTS - 1.44% (Cost $3,856,170)
Investment Companies - 1.44%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C D	3,856,170	3,856,170

TOTAL INVESTMENTS - 99.31% (Cost $254,047,940)		265,314,751
OTHER ASSETS, NET OF LIABILITIES - 0.69%		1,837,275

TOTAL NET ASSETS - 100.00%		$267,152,026

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$261,458,581	$—	$—	$261,458,581
Short-Term Investments	3,856,170	—	—	3,856,170

Total Investments in Securities – Assets	$265,314,751	$—	$—	$265,314,751

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.79%
Communication Services - 2.71%
Entertainment - 1.21%
Live Nation Entertainment, Inc.A	20,101	$913,792
Take-Two Interactive Software, Inc.A	20,538	2,436,012

		3,349,804

Interactive Media & Services - 0.70%
ANGI Homeservices, Inc., Class AA B	366,990	1,926,697

Wireless Telecommunication Services - 0.80%
Boingo Wireless, Inc.A	209,616	2,224,026

Total Communication Services		7,500,527

Consumer Discretionary - 10.94%
Diversified Consumer Services - 2.91%
Bright Horizons Family Solutions, Inc.A	29,854	3,045,108
Chegg, Inc.A B	139,820	5,002,760

		8,047,868

Hotels, Restaurants & Leisure - 2.26%
Papa John’s International, Inc.	39,084	2,085,913
Wingstop, Inc.	52,286	4,167,194

		6,253,107

Internet & Direct Marketing Retail - 0.25%
GrubHub, Inc.A	17,154	698,683

Multiline Retail - 1.61%
Ollie’s Bargain Outlet Holdings, Inc.A B	96,374	4,465,971

Specialty Retail - 3.91%
Aaron’s, Inc.	101,892	2,321,100
Boot Barn Holdings, Inc.A	77,962	1,008,048
Five Below, Inc.A	20,568	1,447,576
Floor & Decor Holdings, Inc., Class AA B	92,931	2,982,156
Sportsman’s Warehouse Holdings, Inc.A	493,889	3,042,356

		10,801,236

Total Consumer Discretionary		30,266,865

Consumer Staples - 1.92%
Food Products - 1.92%
Calavo Growers, Inc.	64,299	3,709,409
Limoneira Co.	122,256	1,601,554

		5,310,963

Total Consumer Staples		5,310,963

Energy - 0.18%
Oil, Gas & Consumable Fuels - 0.18%
Parsley Energy, Inc., Class A	87,526	501,524

Financials - 9.34%
Banks - 0.50%
Ameris Bancorp	58,957	1,400,818

Capital Markets - 1.40%
MarketAxess Holdings, Inc.	11,644	3,872,445

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.79% (continued)
Financials - 9.34% (continued)
Consumer Finance - 5.67%
Encore Capital Group, Inc.A B	191,947	$4,487,721
EZCORP, Inc., Class AA B	479,758	2,000,591
FirstCash, Inc.	66,349	4,759,877
PRA Group, Inc.A	159,841	4,430,793

		15,678,982

Insurance - 1.77%
eHealth, Inc.A	6,452	908,571
Palomar Holdings, Inc.A	68,547	3,986,693

		4,895,264

Total Financials		25,847,509

Health Care - 24.20%
Biotechnology - 1.89%
Exelixis, Inc.A	98,266	1,692,141
Ligand Pharmaceuticals, Inc.A B	48,564	3,531,574

		5,223,715

Health Care Equipment & Supplies - 6.33%
Insulet Corp.A	26,782	4,437,242
Neogen Corp.A	42,365	2,838,031
NuVasive, Inc.A	56,687	2,871,763
Penumbra, Inc.A B	27,520	4,439,802
Tandem Diabetes Care, Inc.A B	45,419	2,922,713

		17,509,551

Health Care Providers & Services - 3.03%
Acadia Healthcare Co., Inc.A	110,141	2,021,087
BioTelemetry, Inc.A	72,763	2,802,103
HealthEquity, Inc.A	70,373	3,560,170

		8,383,360

Health Care Technology - 4.28%
HealthStream, Inc.A	90,568	2,169,103
HMS Holdings Corp.A	139,247	3,518,772
Omnicell, Inc.A	67,976	4,457,866
Teladoc Health, Inc.A	10,923	1,693,174

		11,838,915

Life Sciences Tools & Services - 7.05%
Bio-Techne Corp.	19,611	3,718,638
ICON PLCA	44,731	6,083,416
PRA Health Sciences, Inc.A	41,040	3,407,962
Repligen Corp.A	65,221	6,296,435

		19,506,451

Pharmaceuticals - 1.62%
Pacira BioSciences, Inc.A	98,317	3,296,569
Supernus Pharmaceuticals, Inc.A	65,687	1,181,709

		4,478,278

Total Health Care		66,940,270

Industrials - 16.92%
Aerospace & Defense - 7.47%
AeroVironment, Inc.A	69,870	4,259,275
Axon Enterprise, Inc.A	69,598	4,925,450
HEICO Corp., Class A	40,288	2,574,403
Kratos Defense & Security Solutions, Inc.A	295,345	4,087,575

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.79% (continued)
Industrials - 16.92% (continued)
Aerospace & Defense - 7.47% (continued)
Mercury Systems, Inc.A	67,655	$4,826,508

		20,673,211

Air Freight & Logistics - 1.43%
Echo Global Logistics, Inc.A	97,181	1,659,851
Hub Group, Inc., Class AA	50,491	2,295,826

		3,955,677

Building Products - 1.91%
Trex Co., Inc.A	65,923	5,283,069

Machinery - 4.22%
Kornit Digital Ltd.A B	145,054	3,610,394
Lindsay Corp.	20,099	1,840,667
Proto Labs, Inc.A	43,164	3,286,075
RBC Bearings, Inc.A	26,089	2,942,578

		11,679,714

Professional Services - 0.40%
CoStar Group, Inc.A	1,868	1,096,908

Trading Companies & Distributors - 1.49%
SiteOne Landscape Supply, Inc.A B	55,833	4,110,426

Total Industrials		46,799,005

Information Technology - 30.29%
Electronic Equipment, Instruments & Components - 3.02%
Cognex Corp.	54,548	2,303,017
FLIR Systems, Inc.	65,886	2,101,105
National Instruments Corp.	60,176	1,990,622
nLight, Inc.A B	186,603	1,957,465

		8,352,209

IT Services - 2.14%
Euronet Worldwide, Inc.A	30,072	2,577,772
MAXIMUS, Inc.	28,536	1,660,795
WEX, Inc.A	16,176	1,691,201

		5,929,768

Semiconductors & Semiconductor Equipment - 4.85%
Inphi Corp.A	51,435	4,072,109
Power Integrations, Inc.	30,540	2,697,598
Semtech Corp.A	96,471	3,617,663
Silicon Laboratories, Inc.A	35,398	3,023,343

		13,410,713

Software - 20.28%
8x8, Inc.A	140,576	1,948,383
Aspen Technology, Inc.A	34,651	3,294,270
CyberArk Software Ltd.A	27,613	2,362,568
Envestnet, Inc.A	76,727	4,126,378
FireEye, Inc.A	218,539	2,312,143
Five9, Inc.A	84,607	6,469,051
Globant S.A.A	47,973	4,215,867
Guidewire Software, Inc.A	16,997	1,348,032
Manhattan Associates, Inc.A	70,652	3,519,883
Mimecast Ltd.A	49,762	1,756,599
Proofpoint, Inc.A	44,501	4,565,358
PROS Holdings, Inc.A	98,594	3,059,372
Q2 Holdings, Inc.A B	50,322	2,972,017

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.79% (continued)
Information Technology - 30.29% (continued)
Software - 20.28% (continued)
Qualys, Inc.A	38,821	$3,377,039
Rapid7, Inc.A	52,447	2,272,528
SPS Commerce, Inc.A	64,755	3,011,755
Tyler Technologies, Inc.A	13,212	3,918,151
Varonis Systems, Inc.A B	24,457	1,557,177

		56,086,571

Total Information Technology		83,779,261

Materials - 1.29%
Chemicals - 1.29%
Balchem Corp.	36,036	3,557,474

Total Common Stocks (Cost $200,586,244)		270,503,398

SHORT-TERM INVESTMENTS - 1.97% (Cost $5,439,340)
Investment Companies - 1.97%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C D	5,439,340	5,439,340

SECURITIES LENDING COLLATERAL - 0.59% (Cost $1,642,336)
Investment Companies - 0.59%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.63%C D	1,642,336	1,642,336

TOTAL INVESTMENTS - 100.35% (Cost $207,667,920)		277,585,074
LIABILITIES, NET OF OTHER ASSETS - (0.35%)		(976,890)

TOTAL NET ASSETS - 100.00%		$276,608,184

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2020.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2020, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$270,503,398	$—	$—	$270,503,398
Short-Term Investments	5,439,340	—	—	5,439,340
Securities Lending Collateral	1,642,336	—	—	1,642,336

Total Investments in Securities - Assets	$277,585,074	$—	$—	$277,585,074

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of March 31, 2020, the Trust consists of thirty-three active series, seven of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund and American Beacon AHL TargetRisk Fund which are registered as non-diversified. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Fund, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the Funds. All intercompany accounts and transactions have been eliminated in consolidation for the Funds.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Funds expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 30, 2020	% of Total Net Assets of the Fund at March 30, 2020
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$266,632,493	24.4%
American Beacon Cayman TargetRisk Fund, Ltd.	December 31, 2018	54,036,665	21.5%

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2020 (Unaudited)

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2020 (Unaudited)

significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”), under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2020 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2020 (Unaudited)

underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2020 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$626,803	$—	$636,888	$636,888
Bridgeway Large Cap Growth	13,708,254	2,124,416	12,328,855	14,453,271
Bridgeway Large Cap Value	73,095,037	—	76,268,071	76,268,071
Stephens Mid-Cap Growth	13,399,036	—	14,070,905	14,070,905
Stephens Small Cap Growth	27,400,722	1,642,336	26,982,128	28,624,464

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$1,028,292,394	$2,002,774	$(52,416)	$1,950,358
AHL TargetRisk	232,567,811	368,735	(741,060)	(372,325)
Bahl & Gaynor Small Cap Growth	34,489,954	3,799,829	(4,694,045)	(894,216)
Bridgeway Large Cap Growth	160,801,142	17,926,438	(23,300,636)	(5,374,198)
Bridgeway Large Cap Value	2,586,161,259	107,597,487	(675,333,515)	(567,736,028)
Stephens Mid-Cap Growth	254,047,940	37,352,335	(26,085,524)	11,266,811
Stephens Small Cap Growth	207,667,920	93,267,189	(23,350,035)	69,917,154

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, December 31, 2019. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, December 31, 2019. For the period ending December 31, 2019, AHL Managed Futures Strategy Fund deferred $5,797,318 in ordinary losses.

For the period ended December 31, 2019, Bahl & Gaynor Small Cap Growth Fund deferred $773,972 short-term capital losses and $1,223,201 long-term capital losses and Stephens Mid-Cap Growth deferred $417,817 short-term capital losses and $259,711 long-term capital gains for a net capital loss deferral of $157,906 to January 1, 2020.

For the period ended December 31, 2019, the AHL TargetRisk Fund, Bridgeway Large Cap Growth Fund, Bridgeway Large Cap Value Fund and Stephens Small Cap Growth Fund did not have any capital loss carryforwards.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 29, 2020